UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7899
                                   811-7885

Name of Fund: BlackRock SmallCap Index Fund of BlackRock Index Funds, Inc.
              Master SmallCap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock SmallCap Index Fund of BlackRock Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

BlackRock Small Cap Index Fund
Schedule of Investments as of March 31, 2007

                               Beneficial
                                 Interest      Mutual Funds                                                         Value
--------------------------------------------------------------------------------------------------------------------------------
                           $   60,350,313      Master Small Cap Index Series                                       $ 137,912,932
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments (Cost - $99,430,083) - 100.0%                       137,912,932

                                               Liabilities in Excess of Other Assets - (0.0%)                            (54,269)
                                                                                                                   -------------
                                               Net Assets - 100.0%                                                 $ 137,858,663
                                                                                                                   =============

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.7%                           20,900      24/7 Real Media, Inc. (a)                           $     167,827
                                                      28,400      aQuantive, Inc. (a)                                       792,644
                                                      15,100      Catalina Marketing Corp.                                  476,858
                                                       9,500      inVentiv Health, Inc. (a)                                 363,755
                                                       6,500      Marchex, Inc. Class B (e)                                  99,580
                                                      13,770      National CineMedia, Inc. (a)                              367,659
                                                      18,500      Valassis Communications, Inc. (a)                         318,015
                                                      34,180      ValueClick, Inc. (a)                                      893,123
                                                                                                                      -------------
                                                                                                                          3,479,461
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.6%                                       4,600      Argon ST, Inc. (a)                                        121,716
                                                      15,268      Curtiss-Wright Corp.                                      588,429
                                                       8,326      Heico Corp.                                               303,816
                                                       5,500      K&F Industries Holdings, Inc. (a)                         148,115
                                                       6,000      Ladish Co., Inc. (a)                                      225,840
                                                       3,200      MTC Technologies, Inc. (a)                                 67,296
                                                      11,913      Moog, Inc. Class A (a)                                    496,176
                                                      19,135      Orbital Sciences Corp. (a)                                358,590
                                                      10,934      Teledyne Technologies, Inc. (a)                           409,369
                                                       2,800      TransDigm Group, Inc. (a)                                 101,864
                                                       4,100      United Industrial Corp.                                   226,320
                                                                                                                      -------------
                                                                                                                          3,047,531
-----------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.2%                 1,200      Alico, Inc. (h)                                            68,796
                                                       5,800      The Andersons, Inc.                                       257,520
                                                      11,528      Delta & Pine Land Co.                                     474,954
                                                                                                                      -------------
                                                                                                                            801,270
-----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.9%                                  14,368      AAR Corp. (a)(h)                                          395,982
                                                      17,300      ABX Air, Inc. (a)                                         118,505
                                                      30,420      AirTran Holdings, Inc. (a)(e)                             312,413
                                                      12,899      Alaska Air Group, Inc. (a)                                491,452
                                                       8,000      Atlas Air Worldwide Holdings, Inc. (a)                    421,840
                                                       7,485      Bristow Group, Inc. (a)                                   272,828
                                                      10,495      EGL, Inc. (a)                                             415,917
                                                      13,000      ExpressJet Holdings, Inc. (a)                              75,920
                                                      17,355      Frontier Airlines Holdings, Inc. (a)(e)                   104,304
                                                      65,100      JetBlue Airways Corp. (a)(e)                              749,301
                                                      16,056      Mesa Air Group, Inc. (a)                                  120,902
                                                       3,700      PHI, Inc. (a)                                             100,122
                                                       9,900      Republic Airways Holdings, Inc. (a)                       227,304
                                                      21,600      SkyWest, Inc.                                             579,528
                                                                                                                      -------------
                                                                                                                          4,386,318
-----------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                                        8,902      Century Aluminum Co. (a)                                  417,326
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%                        6,843      Aftermarket Technology Corp. (a)                          166,148
                                                       5,850      Commercial Vehicle Group, Inc. (a)                        120,510
                                                       6,600      Keystone Automotive Industries, Inc. (a)                  222,420
                                                       8,399      Superior Industries International, Inc. (e)               174,951
                                                                                                                      -------------
                                                                                                                            684,029
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.6%                 20,000      American Axle & Manufacturing Holdings, Inc.        $     547,000
                                                      27,400      ArvinMeritor, Inc.                                        500,050
                                                       4,700      Fuel Systems Solutions, Inc. (a)                           87,044
                                                      26,980      Lear Corp. (a)                                            985,040
                                                       3,600      Noble International Ltd.                                   60,408
                                                      13,700      Quantum Fuel Systems Technologies Worldwide,               16,714
                                                                  Inc. (a)(e)
                                                       2,173      Sauer-Danfoss, Inc.                                        65,407
                                                      14,700      Tenneco, Inc. (a)                                         374,262
                                                      42,600      Visteon Corp. (a)                                         363,804
                                                                                                                      -------------
                                                                                                                          2,999,729
-----------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.1%                            5,700      Accuride Corp. (a)                                         83,220
                                                       2,000      Miller Industries, Inc. (a)                                43,620
                                                      11,594      Modine Manufacturing Co.                                  265,503
                                                       9,845      Wabash National Corp.                                     151,810
                                                                                                                      -------------
                                                                                                                            544,153
-----------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%                           11,900      Signature Bank (a)                                        387,226
-----------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 6.3%                    3,784      1st Source Corp.                                           99,027
                                                       5,521      Alabama National Bancorp.                                 390,942
                                                       8,218      Amcore Financial, Inc.                                    260,922
                                                       6,250      AmericanWest Bancorp                                      134,625
                                                       3,900      Ameris Bancorp                                             95,472
                                                       2,682      Arrow Financial Corp.                                      60,077
                                                       1,300      BancTrust Financial Group, Inc.                            27,508
                                                       2,190      Bancfirst Corp.                                           101,506
                                                       2,715      The Bancorp, Inc. (a)                                      70,590
                                                       4,982      Bank of Granite Corp.                                      89,277
                                                       3,500      Bank of the Ozarks, Inc.                                  100,520
                                                       7,400      BankFinancial Corp.                                       120,398
                                                       3,113      Banner Corp.                                              129,345
                                                      14,233      Boston Private Financial Holdings, Inc.                   397,385
                                                      19,965      CVB Financial Corp.                                       237,583
                                                       5,129      Cadence Financial Corp.                                   102,580
                                                       1,500      Camden National Corp.                                      65,100
                                                       3,221      Capital City Bank Group, Inc.                             107,259
                                                       2,900      Capital Corp. of the West                                  76,995
                                                       3,500      Capitol Bancorp Ltd.                                      128,975
                                                      12,900      Cardinal Financial Corp.                                  128,742
                                                      11,325      Cascade Bancorp                                           293,657
                                                      19,744      Cathay General Bancorp                                    670,901
                                                      26,600      Centennial Bank Holdings, Inc. (a)                        230,090
                                                       5,700      Center Financial Corp.                                    112,689
                                                         900      Centerstate Banks of Florida, Inc.                         15,903
                                                      11,148      Central Pacific Financial Corp.                           407,682
                                                       7,748      Chemical Financial Corp.                                  230,813
                                                      15,082      Chittenden Corp.                                          455,326
                                                      29,987      Citizens Banking Corp.                                    664,512

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       6,093      City Holding Co.                                    $     246,462
                                                       3,298      CityBank                                                  105,536
                                                       1,700      Clifton Savings Bancorp, Inc.                              20,298
                                                       4,526      CoBiz, Inc.                                                90,113
                                                       1,700      Columbia Bancorp                                           40,817
                                                       6,941      Columbia Banking System, Inc.                             234,120
                                                       4,700      Community Bancorp (a)                                     144,525
                                                      11,800      Community Bank System, Inc.                               246,856
                                                       7,299      Community Banks, Inc.                                     174,227
                                                       4,723      Community Trust Bancorp, Inc.                             171,114
                                                      16,304      Corus Bankshares, Inc. (e)                                278,146
                                                      46,400      Doral Financial Corp. (e)                                  76,096
                                                       1,600      Enterprise Financial Services Corp.                        44,800
                                                       1,800      FNB Corp.                                                  64,494
                                                       1,685      Farmers Capital Bank Corp.                                 49,219
                                                      27,600      First BanCorp                                             365,976
                                                       2,836      First Bancorp                                              60,634
                                                       3,814      First Busey Corp.                                          81,734
                                                      11,923      First Charter Corp.                                       256,345
                                                      22,340      First Commonwealth Financial Corp. (e)                    262,495
                                                       9,011      First Community Bancorp, Inc.                             509,482
                                                       2,994      First Community Bancshares, Inc.                          116,766
                                                      14,587      First Financial Bancorp                                   220,410
                                                       6,253      First Financial Bankshares, Inc.                          261,500
                                                       4,244      First Financial Corp.                                     131,352
                                                       5,846      First Merchants Corp.                                     138,667
                                                      19,100      First Midwest Bancorp, Inc.                               701,925
                                                       2,600      First Regional Bancorp (a)                                 77,220
                                                       1,200      First South Bancorp, Inc. (e)                              36,828
                                                       9,400      First State Bancorp.                                      211,970
                                                      30,700      FirstMerit Corp.                                          648,077
                                                      10,700      Franklin Bank Corp. (a)                                   191,209
                                                      14,866      Frontier Financial Corp.                                  370,907
                                                       2,300      GB&T Bancshares, Inc.                                      41,699
                                                      16,564      Glacier Bancorp, Inc.                                     398,199
                                                      19,700      Greater Bay Bancorp                                       529,733
                                                       2,800      Greene County Bancshares, Inc.                             94,948
                                                      10,754      Hancock Holding Co.                                       472,961
                                                      15,604      Hanmi Financial Corp.                                     297,412
                                                       9,136      Harleysville National Corp.                               162,804
                                                       3,400      Heartland Financial USA, Inc.                              90,950
                                                       3,900      Heritage Commerce Corp.                                    99,411
                                                       1,900      Home Bancshares, Inc.                                      41,895
                                                       6,845      Independent Bank Corp./MA                                 225,474
                                                      10,545      Independent Bank Corp./MI                                 214,802
                                                       7,174      Integra Bank Corp.                                        159,908
                                                      15,100      International Bancshares Corp.                            448,017
                                                       3,200      Intervest Bancshares Corp. (a)                             91,840

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      16,200      Investors Bancorp, Inc. (a)                         $     233,928
                                                       6,648      Irwin Financial Corp.                                     123,919
                                                       4,196      Lakeland Bancorp, Inc.                                     56,856
                                                       3,800      Lakeland Financial Corp.                                   86,260
                                                      11,083      MB Financial, Inc.                                        399,099
                                                       3,277      MBT Financial Corp.                                        42,306
                                                       4,531      Macatawa Bank Corp.                                        83,370
                                                       5,319      MainSource Financial Group, Inc.                           90,317
                                                       4,330      Mercantile Bank Corp.                                     140,638
                                                         300      MetroCorp Bancshares, Inc.                                  6,360
                                                       7,050      Mid-State Bancshares                                      258,664
                                                       5,980      Midwest Banc Holdings, Inc.                               105,906
                                                      10,213      NBT Bancorp, Inc.                                         239,291
                                                       9,100      Nara Bancorp, Inc.                                        159,341
                                                      14,590      National Penn Bancshares, Inc.                            275,751
                                                      26,595      Old National Bancorp                                      483,497
                                                       5,776      Old Second Bancorp, Inc.                                  158,262
                                                       2,841      Omega Financial Corp.                                      80,997
                                                      11,218      Oriental Financial Group                                  132,148
                                                      18,062      Pacific Capital Bancorp                                   580,151
                                                       3,815      Park National Corp.                                       360,441
                                                       3,310      Peoples Bancorp, Inc.                                      87,417
                                                       4,100      Pinnacle Financial Partners, Inc. (a)                     125,091
                                                       6,600      Piper Jaffray Cos. (a)                                    408,804
                                                       5,850      Placer Sierra Bancshares                                  158,301
                                                       3,450      Preferred Bank                                            135,274
                                                       2,480      Premierwest Bancorp                                        33,331
                                                       7,596      PrivateBancorp, Inc.                                      277,710
                                                      14,400      Prosperity Bancshares, Inc.                               500,256
                                                      13,224      Provident Bankshares Corp.                                434,541
                                                       3,698      Renasant Corp.                                             91,267
                                                       2,555      Republic Bancorp, Inc. Class A                             57,761
                                                       1,333      Royal Bancshares of Pennsylvania Class A                   31,659
                                                       8,263      S&T Bancorp, Inc.                                         273,010
                                                       2,463      SCBT Financial Corp.                                       89,308
                                                      13,700      SVB Financial Group (a)                                   665,683
                                                       2,730      SY Bancorp, Inc.                                           67,868
                                                       4,614      Sandy Spring Bancorp, Inc.                                159,829
                                                       1,403      Santander BanCorp                                          24,707
                                                       7,258      Seacoast Banking Corp. of Florida                         164,539
                                                       3,300      Security Bank Corp.                                        66,462
                                                       1,300      Shore Bancshares, Inc.                                     34,385
                                                         400      Sierra Bancorp                                             11,224
                                                       4,100      Simmons First National Corp. Class A                      123,287
                                                       1,200      Smithtown Bancorp, Inc.                                    31,200
                                                       5,123      Southside Bancshares, Inc.                                117,368
                                                       6,900      Southwest Bancorp, Inc.                                   177,261
                                                      28,714      Sterling Bancshares, Inc.                                 321,023

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       8,102      Sterling Financial Corp.                            $     179,864
                                                       3,300      Suffolk Bancorp                                           106,524
                                                       4,829      Sun Bancorp, Inc. (a)                                      89,771
                                                      15,500      Superior Bancorp (a)                                      167,400
                                                      19,616      Susquehanna Bancshares, Inc.                              454,895
                                                         900      Taylor Capital Group, Inc.                                 31,500
                                                      10,661      Texas Capital Bancshares, Inc. (a)                        218,551
                                                       2,540      Tompkins Trustco, Inc.                                    106,324
                                                       3,600      Trico Bancshares                                           85,212
                                                      31,761      TrustCo Bank Corp. NY                                     304,270
                                                      15,727      Trustmark Corp.                                           440,985
                                                      37,400      UCBH Holdings, Inc.                                       696,388
                                                      10,052      UMB Financial Corp.                                       379,564
                                                       3,496      USB Holding Co., Inc.                                      79,324
                                                      21,780      Umpqua Holdings Corp.                                     583,051
                                                       4,200      Union Bankshares Corp.                                    108,948
                                                      14,600      United Bankshares, Inc.                                   511,438
                                                      13,500      United Community Banks, Inc.                              442,665
                                                         500      United Security Bancshares                                  9,535
                                                       2,650      Univest Corp. of Pennsylvania                              65,641
                                                       5,400      Vineyard National Bancorp                                 124,416
                                                       6,868      Virginia Commerce Bancorp (a)                             148,692
                                                       3,300      Virginia Financial Group, Inc.                             85,569
                                                       3,600      Washington Trust Bancorp, Inc.                             96,516
                                                       6,963      WesBanco, Inc.                                            214,948
                                                       5,554      West Bancorp., Inc.                                        83,810
                                                       4,900      West Coast Bancorp                                        156,653
                                                      12,183      Westamerica Bancorp.                                      586,855
                                                       3,200      Western Alliance Bancorp (a)                               99,328
                                                       7,300      Wilshire Bancorp, Inc.                                    119,720
                                                      10,200      Wintrust Financial Corp.                                  455,022
                                                       3,100      Yardville National Bancorp                                112,561
                                                                                                                      -------------
                                                                                                                         32,118,782
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%                    4,600      Boston Beer Co., Inc. Class A (a)                         153,410
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                           1,187      Coca-Cola Bottling Co. Consolidated                        67,220
                                                       1,610      Farmer Bros. Co.                                           36,547
                                                       2,400      Green Mountain Coffee Roasters, Inc. (a)                  151,320
                                                      11,100      Jones Soda Co. (a)                                        224,442
                                                       2,590      National Beverage Corp. (a)                                45,429
                                                       6,600      Peet's Coffee & Tea, Inc. (a)                             182,292
                                                                                                                      -------------
                                                                                                                            707,250
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production - 2.2%            12,600      ADVENTRX Pharmaceuticals, Inc. (a)                         31,500
                                                      11,700      AVI BioPharma, Inc. (a)                                    31,356
                                                      10,200      Acadia Pharmaceuticals, Inc. (a)                          153,204
                                                       3,600      Advanced Magnetics, Inc. (a)                              216,972
                                                       8,087      Albany Molecular Research, Inc. (a)                        79,657
                                                      13,380      Alexion Pharmaceuticals, Inc. (a)                         578,551

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      11,700      Alnylam Pharmaceuticals, Inc. (a)                   $     210,600
                                                       1,000      Altus Pharmaceuticals, Inc. (a)                            15,220
                                                      16,900      American Oriental Bioengineering, Inc. (a)                158,691
                                                      24,800      Applera Corp. - Celera Genomics Group (a)(h)              352,160
                                                      23,000      Arena Pharmaceuticals, Inc. (a)                           249,780
                                                      19,719      Ariad Pharmaceuticals, Inc. (a)                            88,538
                                                      15,900      Array Biopharma, Inc. (a)                                 201,930
                                                      10,320      ArthroCare Corp. (a)                                      371,933
                                                      16,800      Bioenvision, Inc. (a)                                      68,712
                                                      19,524      Cell Genesys, Inc. (a)                                     82,001
                                                       3,900      Coley Pharmaceutical Group, Inc. (a)(e)                    37,362
                                                       5,900      Combinatorx, Inc. (a)                                      41,241
                                                      20,167      Cubist Pharmaceuticals, Inc. (a)                          445,086
                                                      11,600      Cypress Bioscience, Inc. (a)                               88,044
                                                       7,600      Cytokinetics, Inc. (a)                                     52,896
                                                      18,500      deCODE genetics, Inc. (a)(e)                               67,525
                                                       6,724      Digene Corp. (a)                                          285,165
                                                      14,178      Diversa Corp. (a)(e)                                      110,730
                                                      28,596      Encysive Pharmaceuticals, Inc. (a)                         77,495
                                                      20,500      Enzon Pharmaceuticals, Inc. (a)                           167,075
                                                      30,218      Exelixis, Inc. (a)                                        300,367
                                                       8,300      Genitope Corp. (a)(e)                                      34,445
                                                       3,900      Genomic Health, Inc. (a)                                   67,626
                                                      32,400      Genta, Inc. (a)                                            10,044
                                                      20,929      Geron Corp. (a)                                           146,503
                                                       7,400      Hana Biosciences, Inc. (a)                                 14,134
                                                      50,300      Human Genome Sciences, Inc. (a)                           534,186
                                                       5,700      Idenix Pharmaceuticals, Inc. (a)(e)                        41,610
                                                      32,724      Incyte Corp. (a)                                          215,651
                                                       7,800      Integra LifeSciences Holdings Corp. (a)                   355,524
                                                      10,414      InterMune, Inc. (a)(e)                                    256,809
                                                       4,700      Kendle International, Inc. (a)                            166,944
                                                       4,900      Kensey Nash Corp. (a)                                     149,450
                                                      13,000      Keryx Biopharmaceuticals, Inc. (a)                        136,760
                                                      19,605      Lexicon Genetics, Inc. (a)                                 71,166
                                                       8,950      MannKind Corp. (a)(e)                                     127,985
                                                      11,400      Martek Biosciences Corp. (a)                              235,068
                                                       7,701      Maxygen, Inc. (a)                                          85,866
                                                       4,200      Metabasis Therapeutics, Inc. (a)                           30,870
                                                         900      Metabolix, Inc. (a)                                        14,967
                                                       6,900      Momenta Pharmaceuticals, Inc. (a)(e)                       89,424
                                                      55,400      Monogram Biosciences, Inc. (a)(e)                         107,476
                                                      16,400      Myriad Genetics, Inc. (a)                                 565,144
                                                      21,523      NPS Pharmaceuticals, Inc. (a)                              72,963
                                                      19,054      Nabi Biopharmaceuticals (a)                               101,177
                                                      11,400      Nastech Pharmaceutical Co., Inc. (a)(e)                   123,006
                                                      15,300      Neurocrine Biosciences, Inc. (a)                          191,250
                                                      15,600      Northfield Laboratories, Inc. (a)(e)                       56,316

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      25,600      Nuvelo, Inc. (a)                                    $      94,208
                                                      21,500      OSI Pharmaceuticals, Inc. (a)                             709,500
                                                         200      Osiris Therapeutics, Inc. (a)                               3,742
                                                       7,900      PRA International, Inc. (a)                               170,324
                                                      13,500      Panacos Pharmaceuticals, Inc. (a)                          62,505
                                                      74,000      Peregrine Pharmaceuticals, Inc. (a)                        71,780
                                                       7,550      PharmaNet Development Group, Inc. (a)                     196,300
                                                       8,600      Progenics Pharmaceuticals, Inc. (a)                       203,648
                                                       7,870      Rigel Pharmaceuticals, Inc. (a)                            85,468
                                                      13,900      Sangamo Biosciences, Inc. (a)(e)                           94,520
                                                      19,828      Savient Pharmaceuticals, Inc. (a)                         238,333
                                                       7,745      Tanox, Inc. (a)                                           145,296
                                                      23,032      Telik, Inc. (a)(e)                                        125,064
                                                      10,138      Trimeris, Inc. (a)                                         69,749
                                                      22,600      ViroPharma, Inc. (a)                                      324,310
                                                      11,900      ZymoGenetics, Inc. (a)                                    185,164
                                                                                                                      -------------
                                                                                                                         11,346,066
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.6%                              2,700      Ameron International Corp.                                177,822
                                                       2,900      BlueLinx Holdings, Inc.                                    30,450
                                                       8,600      Building Material Holding Corp.                           155,746
                                                       9,712      LSI Industries, Inc.                                      162,579
                                                       8,268      NCI Building Systems, Inc. (a)                            394,714
                                                       1,100      PGT, Inc. (a)                                              13,200
                                                      13,532      Simpson Manufacturing Co., Inc. (e)                       417,327
                                                       8,545      Texas Industries, Inc.                                    645,404
                                                       3,809      Trex Co., Inc. (a)(e)                                      82,008
                                                      10,565      Watsco, Inc.                                              539,555
                                                       6,800      Zoltek Cos., Inc. (a)(e)                                  237,524
                                                                                                                      -------------
                                                                                                                          2,856,329
-----------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                               13,800      US Concrete, Inc. (a)                                     107,916
-----------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.0%                    1,700      Aaon, Inc.                                                 44,421
                                                       7,900      Interline Brands, Inc. (a)                                173,168
                                                                                                                      -------------
                                                                                                                            217,589
-----------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%                         4,000      Builders FirstSource, Inc. (a)                             64,280
                                                      11,600      Comfort Systems USA, Inc.                                 138,968
                                                       5,200      Drew Industries, Inc. (a)                                 149,136
                                                       5,900      Goodman Global, Inc. (a)                                  103,958
                                                       9,447      Griffon Corp. (a)                                         233,813
                                                                                                                      -------------
                                                                                                                            690,155
-----------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.1%                  16,050      Beacon Roofing Supply, Inc. (a)                           259,689
-----------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                     150,200      Charter Communications, Inc. Class A (a)(e)               419,058
                                                       4,898      Crown Media Holdings, Inc. Class A (a)                     26,106
                                                      33,694      TiVo, Inc. (a)(e)                                         213,957
                                                                                                                      -------------
                                                                                                                            659,121
-----------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.6%                              8,600      Ameristar Casinos, Inc.                                   276,146
                                                      16,900      Bally Technologies, Inc. (a)                              398,502
                                                       3,800      Century Casinos, Inc. (a)                                  31,350

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       2,032      Churchill Downs, Inc.                               $      92,232
                                                       6,505      Dover Downs Gaming & Entertainment, Inc.                   83,784
                                                       6,675      Isle of Capri Casinos, Inc. (a)                           171,013
                                                      10,600      Lakes Entertainment, Inc. (a)                             118,190
                                                       9,900      MTR Gaming Group, Inc. (a)                                129,492
                                                      12,674      Magna Entertainment Corp. Class A (a)                      46,133
                                                       2,700      Monarch Casino & Resort, Inc. (a)                          70,200
                                                      12,300      Multimedia Games, Inc. (a)                                146,370
                                                      19,594      Pinnacle Entertainment, Inc. (a)                          569,598
                                                      17,900      Progressive Gaming International Corp. (a)                 80,550
                                                       2,700      Riviera Holdings Corp. (a)                                 75,465
                                                      13,900      Shuffle Master, Inc. (a)(e)                               253,675
                                                      12,200      Trump Entertainment Resorts, Inc. (a)                     220,454
                                                       8,612      WMS Industries, Inc. (a)                                  337,935
                                                                                                                      -------------
                                                                                                                          3,101,089
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%                                       4,433      American Vanguard Corp. (e)                                75,760
                                                       7,656      Arch Chemicals, Inc.                                      239,020
                                                       4,300      Balchem Corp.                                              76,024
                                                      18,900      CF Industries Holdings, Inc.                              728,595
                                                       9,300      Cabot Microelectronics Corp. (a)                          311,643
                                                      17,401      Calgon Carbon Corp. (a)(e)                                144,602
                                                      10,485      Cambrex Corp.                                             257,931
                                                       6,600      China BAK Battery, Inc. (a)(e)                             21,450
                                                      14,300      EnerSys (a)                                               245,674
                                                      14,764      Energy Conversion Devices, Inc. (a)(e)                    515,854
                                                      14,037      Georgia Gulf Corp.                                        227,540
                                                      41,500      Hercules, Inc. (a)                                        810,910
                                                         700      Innophos Holdings, Inc.                                    12,103
                                                       3,800      Innospec, Inc.                                            219,032
                                                       8,467      MacDermid, Inc.                                           295,244
                                                       6,241      Medis Technologies Ltd. (a)(e)                            105,535
                                                       2,434      NL Industries, Inc.                                        26,531
                                                       5,700      NewMarket Corp.                                           231,819
                                                       7,265      Nuco2, Inc. (a)                                           183,223
                                                       9,700      OM Group, Inc. (a)                                        433,396
                                                      10,100      Omnova Solutions, Inc. (a)                                 55,146
                                                       5,500      Pioneer Cos., Inc. (a)                                    152,020
                                                      29,367      PolyOne Corp. (a)                                         179,139
                                                      10,800      Rockwood Holdings, Inc. (a)                               298,944
                                                      11,006      Schulman A, Inc.                                          259,301
                                                       9,500      Senomyx, Inc. (a)                                         117,610
                                                       3,355      Stepan Co.                                                 88,069
                                                       9,400      Tronox, Inc. Class A                                      135,360
                                                       6,300      Tronox, Inc. Class B                                       88,074
                                                      17,600      UAP Holding Corp.                                         454,960
                                                      23,500      WR Grace & Co. (a)                                        620,870
                                                                                                                      -------------
                                                                                                                          7,611,379
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Coal - 0.1%                                           16,700      Alpha Natural Resources, Inc. (a)                   $     261,021
                                                      36,000      International Coal Group, Inc. (a)                        189,000
                                                      10,200      James River Coal Co. (a)                                   76,194
                                                       1,100      Westmoreland Coal Co. (a)                                  22,165
                                                                                                                      -------------
                                                                                                                            548,380
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.2%                11,058      Arbitron, Inc.                                            519,173
                                                     176,100      CMGI, Inc. (a)                                            373,332
                                                      10,661      infoUSA, Inc.                                             102,559
                                                      10,900      LECG Corp. (a)                                            157,832
                                                                                                                      -------------
                                                                                                                          1,152,896
-----------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%                         20,200      Entravision Communications Corp. Class A (a)              188,668
                                                      80,400      Gemstar-TV Guide International, Inc. (a)                  336,876
                                                                                                                      -------------
                                                                                                                            525,544
-----------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 3.0%                     142,600      3Com Corp. (a)                                            557,566
                                                       2,900      Acme Packet, Inc. (a)                                      42,862
                                                      25,000      Adtran, Inc.                                              608,750
                                                       7,722      Anaren, Inc. (a)                                          135,984
                                                      12,172      Anixter International, Inc. (a)                           802,622
                                                      17,100      Atheros Communications, Inc. (a)                          409,203
                                                      44,200      Avanex Corp. (a)                                           79,118
                                                      19,550      Avocent Corp. (a)                                         527,263
                                                       4,659      Bel Fuse, Inc.                                            180,350
                                                       7,388      Black Box Corp.                                           269,957
                                                     143,950      Brocade Communications Systems, Inc. (a)                1,370,404
                                                         800      CPI International, Inc. (a)                                15,376
                                                      18,900      CSG Systems International, Inc. (a)                       472,878
                                                       4,300      Carrier Access Corp. (a)                                   21,973
                                                       7,000      Cbeyond Communications, Inc. (a)                          205,310
                                                       6,400      Cogent Communications Group, Inc. (a)                     151,232
                                                      20,088      CommScope, Inc. (a)(h)                                    861,775
                                                       6,900      Comtech Group, Inc. (a)(e)                                120,612
                                                       8,825      Comtech Telecommunications Corp. (a)                      341,792
                                                           8      CycleLogic, Inc. (a)                                            0
                                                       7,700      Digi International, Inc. (a)                               97,790
                                                      13,900      Ditech Networks, Inc. (a)                                 112,868
                                                       3,400      EMS Technologies, Inc. (a)                                 65,518
                                                       9,813      Echelon Corp. (a)                                         103,429
                                                      46,100      Extreme Networks, Inc. (a)                                195,003
                                                      85,800      Finisar Corp. (a)                                         300,300
                                                      52,000      Foundry Networks, Inc. (a)                                705,640
                                                      29,096      Harmonic, Inc. (a)                                        285,723
                                                       7,050      Harris Stratex Networks, Inc. Class A (a)                 135,289
                                                      16,100      j2 Global Communications, Inc. (a)(e)                     446,292
                                                       5,100      ID Systems, Inc. (a)(e)                                    61,353
                                                      11,100      InPhonic, Inc. (a)(e)                                     120,990
                                                       7,177      Inter-Tel, Inc.                                           169,664
                                                      16,400      InterVoice, Inc. (a)                                      108,896
                                                      12,129      Ixia (a)                                                  112,800

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       3,400      Loral Space & Communications Ltd. (a)               $     172,992
                                                      13,000      NETGEAR, Inc. (a)                                         370,890
                                                      12,600      Novatel Wireless, Inc. (a)                                202,104
                                                       7,602      Oplink Communications, Inc. (a)                           136,608
                                                       4,183      Optical Communication Products, Inc. (a)                    5,605
                                                         800      Optium Corp. (a)                                           15,528
                                                      15,638      Secure Computing Corp. (a)                                120,413
                                                      13,100      Sirenza Microdevices, Inc. (a)                            112,922
                                                      86,800      Sonus Networks, Inc. (a)                                  700,476
                                                       7,410      Standard Microsystems Corp. (a)                           226,301
                                                      58,400      Sycamore Networks, Inc. (a)                               218,416
                                                       6,300      Syniverse Holdings, Inc. (a)                               66,402
                                                      79,400      TIBCO Software, Inc. (a)                                  676,488
                                                      12,020      Talx Corp.                                                398,223
                                                      22,600      Tekelec (a)                                               336,966
                                                      10,730      Terremark Worldwide, Inc. (a)                              86,484
                                                      39,500      Utstarcom, Inc. (a)(e)                                    327,455
                                                       7,101      Viasat, Inc. (a)                                          234,120
                                                      13,500      Vonage Holdings Corp. (a)(e)                               46,575
                                                      14,231      WebEx Communications, Inc. (a)                            809,175
                                                      25,275      Zhone Technologies, Inc. (a)(e)                            30,583
                                                                                                                      -------------
                                                                                                                         15,491,308
-----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software & Systems - 5.1%            2,300      Access Integrated Technologies, Inc. (a)                   12,489
                                                      15,100      Actuate Corp. (a)                                          78,822
                                                      18,002      Agile Software Corp. (a)                                  125,114
                                                       9,400      Altiris, Inc. (a)                                         309,354
                                                      10,700      American Reprographics Co. (a)                            329,453
                                                       5,900      Ansoft Corp. (a)                                          186,676
                                                      11,832      Ansys, Inc. (a)                                           600,711
                                                      23,680      Ariba, Inc. (a)                                           222,592
                                                      34,000      Art Technology Group, Inc. (a)                             78,880
                                                      28,488      Aspen Technology, Inc. (a)                                370,344
                                                       7,800      Audible, Inc. (a)                                          81,042
                                                      65,500      BearingPoint, Inc. (a)                                    501,730
                                                      17,226      Blackbaud, Inc.                                           420,659
                                                      10,300      Blackboard, Inc. (a)                                      346,389
                                                       6,300      Blue Coat Systems, Inc. (a)                               231,399
                                                      34,167      Borland Software Corp. (a)                                180,060
                                                       9,900      Bottomline Technologies, Inc. (a)                         107,910
                                                      10,000      CACI International, Inc. Class A (a)                      468,600
                                                       6,900      COMSYS IT Partners, Inc. (a)                              137,310
                                                       8,740      Chordiant Software, Inc. (a)                               90,459
                                                      17,302      Ciber, Inc. (a)                                           136,167
                                                       2,700      Commvault Systems, Inc. (a)                                43,740
                                                      10,200      Concur Technologies, Inc. (a)                             178,092
                                                       6,500      Convera Corp. (a)(e)                                       20,410
                                                      10,000      Covansys Corp. (a)                                        246,800
                                                       2,900      DealerTrack Holdings, Inc. (a)                             89,088
                                                      11,864      Dendrite International, Inc. (a)                          185,790

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      13,400      Digital River, Inc. (a)                             $     740,350
                                                       4,300      DivX, Inc. (a)(e)                                          86,172
                                                       7,445      EPIQ Systems, Inc. (a)                                    151,729
                                                       5,900      eCollege.com, Inc. (a)                                    105,905
                                                      18,639      Electronics for Imaging, Inc. (a)                         437,085
                                                      10,400      Emageon, Inc. (a)                                         114,400
                                                      18,000      Epicor Software Corp. (a)                                 250,380
                                                      10,600      Equinix, Inc. (a)(e)                                      907,678
                                                      18,479      Gartner, Inc. Class A (a)                                 442,572
                                                      21,600      Hyperion Solutions Corp. (a)                            1,119,528
                                                       5,900      i2 Technologies, Inc. (a)(e)                              141,600
                                                       4,300      iGate Corp. (a)                                            35,432
                                                       8,300      Infocrossing, Inc. (a)(e)                                 123,421
                                                      33,300      Informatica Corp. (a)                                     447,219
                                                       2,400      Integral Systems, Inc.                                     58,008
                                                      12,400      Internet Capital Group, Inc. (a)                          132,680
                                                      16,825      Interwoven, Inc. (a)                                      284,342
                                                       9,208      JDA Software Group, Inc. (a)                              138,396
                                                       6,600      Jupitermedia Corp. (a)                                     43,692
                                                      13,658      Keane, Inc. (a)                                           185,476
                                                      49,500      Lawson Software, Inc. (a)                                 400,455
                                                      16,500      Lionbridge Technologies, Inc. (a)                          83,985
                                                      20,100      Macrovision Corp. (a)                                     503,505
                                                      10,600      Magma Design Automation, Inc. (a)                         126,776
                                                       8,739      Manhattan Associates, Inc. (a)                            239,711
                                                       5,000      Mantech International Corp. Class A (a)                   167,050
                                                       6,700      Mapinfo Corp. (a)                                         134,871
                                                      29,400      Mentor Graphics Corp. (a)                                 480,396
                                                       7,856      Mercury Computer Systems, Inc. (a)                        108,963
                                                       9,400      Merge Technologies, Inc. (a)                               45,590
                                                       3,500      MicroStrategy, Inc. Class A (a)                           442,365
                                                      14,698      Micros Systems, Inc. (a)                                  793,545
                                                      11,800      Ness Technologies, Inc. (a)                               150,804
                                                       5,785      NetScout Systems, Inc. (a)                                 52,354
                                                      43,095      Nuance Communications, Inc. (a)                           659,784
                                                       3,500      Omniture, Inc. (a)                                         63,805
                                                      30,433      Openwave Systems, Inc. (a)(e)                             248,029
                                                       2,600      Opnet Technologies, Inc. (a)                               35,126
                                                      32,900      Opsware, Inc. (a)                                         238,525
                                                       5,200      PDF Solutions, Inc. (a)                                    58,708
                                                      11,207      Packeteer, Inc. (a)                                       139,191
                                                      41,560      Parametric Technology Corp. (a)                           793,380
                                                       1,500      Pegasystems, Inc.                                          13,875
                                                      15,508      Progress Software Corp. (a)                               483,850
                                                       3,300      QAD, Inc.                                                  30,030
                                                      24,600      Quest Software, Inc. (a)                                  400,242
                                                      40,000      RealNetworks, Inc. (a)                                    314,000
                                                       4,600      RightNow Technologies, Inc. (a)                            75,348

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      12,080      SAVVIS, Inc. (a)                                    $     577,303
                                                       5,800      SI International, Inc. (a)                                166,518
                                                       7,889      SPSS, Inc. (a)                                            284,793
                                                      12,100      SRA International, Inc. Class A (a)                       294,756
                                                      12,161      SYKES Enterprises, Inc. (a)                               221,817
                                                       2,500      SYNNEX Corp. (a)                                           53,100
                                                       8,299      SafeNet, Inc. (a)                                         234,862
                                                      25,792      Sapient Corp. (a)                                         176,933
                                                      10,000      Sigma Designs, Inc. (a)                                   262,600
                                                       9,900      Smith Micro Software, Inc. (a)                            184,437
                                                      24,341      SonicWALL, Inc. (a)                                       203,491
                                                      31,000      Sybase, Inc. (a)                                          783,680
                                                       4,400      Synchronoss Technologies, Inc. (a)                         76,560
                                                       1,983      Syntel, Inc.                                               68,711
                                                       3,400      Taleo Corp. Class A (a)                                    56,372
                                                      14,785      Transaction Systems Architects, Inc. Class A (a)          478,886
                                                      16,908      The TriZetto Group, Inc. (a)                              338,329
                                                      10,900      Tyler Technologies, Inc. (a)                              138,430
                                                       8,000      Ultimate Software Group, Inc. (a)                         209,520
                                                      17,300      VA Software Corp. (a)                                      69,719
                                                      10,500      VASCO Data Security International, Inc. (a)               187,215
                                                      10,380      Vignette Corp. (a)                                        192,757
                                                      23,420      webMethods, Inc. (a)                                      168,390
                                                      15,202      Websense, Inc. (a)                                        349,494
                                                      27,700      Wind River Systems, Inc. (a)                              275,338
                                                      12,900      Witness Systems, Inc. (a)                                 347,655
                                                      15,708      Zoran Corp. (a)                                           267,350
                                                                                                                      -------------
                                                                                                                         25,679,424
-----------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.1%                            47,900      Adaptec, Inc. (a)                                         185,373
                                                       9,700      Advanced Analogic Technologies, Inc. (a)                   63,826
                                                      27,900      Emulex Corp. (a)                                          510,291
                                                      16,109      FalconStor Software, Inc. (a)                             167,856
                                                      88,500      Gateway, Inc. (a)                                         193,815
                                                      10,817      Hutchinson Technology, Inc. (a)                           252,577
                                                      11,200      Imation Corp.                                             452,256
                                                      16,509      Intermec, Inc. (a)                                        368,811
                                                      11,900      Komag, Inc. (a)                                           389,487
                                                      12,300      Mobility Electronics, Inc. (a)                             38,253
                                                       5,900      Neoware Systems, Inc. (a)                                  59,413
                                                      34,388      Palm, Inc. (a)(e)                                         623,454
                                                      28,100      Perot Systems Corp. Class A (a)                           502,147
                                                      58,600      Quantum Corp. (a)                                         158,220
                                                      11,400      Rackable Systems, Inc. (a)(e)                             193,458
                                                      11,700      Radiant Systems, Inc. (a)                                 152,451
                                                       5,842      Radisys Corp. (a)                                          95,458

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      32,800      Safeguard Scientifics, Inc. (a)                     $      97,088
                                                       4,300      Stratasys, Inc. (a)                                       183,696
                                                       9,700      Synaptics, Inc. (a)                                       248,126
                                                      21,800      Trident Microsystems, Inc. (a)                            437,308
                                                                                                                      -------------
                                                                                                                          5,373,364
-----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.5%                                    5,251      Brookfield Homes Corp. (e)                                168,557
                                                      10,436      EMCOR Group, Inc. (a)                                     615,515
                                                      13,171      Granite Construction, Inc.                                727,829
                                                       7,000      Perini Corp. (a)                                          258,020
                                                       2,100      Sterling Construction Co., Inc. (a)                        40,026
                                                      11,000      Washington Group International, Inc. (a)                  730,620
                                                                                                                      -------------
                                                                                                                          2,540,567
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.9%                           52,600      CNET Networks, Inc. (a)                                   458,146
                                                      92,800      Covad Communications Group, Inc. (a)(e)                   117,856
                                                       5,400      DTS, Inc. (a)                                             130,842
                                                       5,400      Directed Electronics, Inc. (a)                             48,384
                                                      48,600      EarthLink, Inc. (a)                                       357,210
                                                       9,900      InfoSpace, Inc. (a)                                       254,133
                                                       9,290      Internap Network Services Corp. (a)                       146,317
                                                      17,500      Ipass, Inc. (a)(e)                                         88,025
                                                       8,500      LoJack Corp. (a)                                          161,330
                                                      11,274      Midway Games, Inc. (a)(e)                                  70,462
                                                      10,300      NIC, Inc.                                                  55,208
                                                      14,800      NetFlix, Inc. (a)(e)                                      343,212
                                                       4,700      ParkerVision, Inc. (a)(e)                                  62,087
                                                       8,200      Sohu.com, Inc. (a)                                        175,726
                                                      23,837      THQ, Inc. (a)                                             814,987
                                                      27,000      Take-Two Interactive Software, Inc. (a)(e)                543,780
                                                      20,350      United Online, Inc.                                       285,511
                                                       6,086      Universal Electronics, Inc. (a)                           169,556
                                                       8,400      WebSideStory, Inc. (a)                                    108,780
                                                                                                                      -------------
                                                                                                                          4,391,552
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.6%                              20,100      American Greetings Corp. Class A                          466,521
                                                      10,500      Blyth, Inc.                                               221,655
                                                       2,091      CSS Industries, Inc.                                       78,371
                                                       2,000      Citi Trends, Inc. (a)(e)                                   85,480
                                                       5,200      Mannatech, Inc. (e)                                        83,512
                                                      10,273      Matthews International Corp. Class A                      418,111
                                                      13,363      Nautilus, Inc.                                            206,191
                                                       7,900      Oakley, Inc.                                              159,106
                                                      16,876      Playtex Products, Inc. (a)                                229,007
                                                       6,500      RC2 Corp. (a)                                             262,535
                                                      17,300      Spectrum Brands, Inc. (a)(e)                              109,509
                                                      15,991      The Topps Co., Inc.                                       155,433
                                                      23,574      Tupperware Corp.                                          587,700
                                                       4,100      USANA Health Sciences, Inc. (a)(e)                        192,167
                                                                                                                      -------------
                                                                                                                          3,255,298
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals &                      11,800      AptarGroup, Inc.                                    $     789,774
Glass - 0.4%                                           6,175      Greif, Inc.                                               686,104
                                                      14,042      Mobile Mini, Inc. (a)                                     376,045
                                                       7,300      Silgan Holdings, Inc.                                     373,103
                                                                                                                      -------------
                                                                                                                          2,225,026
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper &                        1,500      AEP Industries, Inc. (a)                                   64,500
Plastic - 0.1%                                        19,100      Graphic Packaging Corp. (a)                                90,534
                                                       8,452      Myers Industries, Inc.                                    157,883
                                                                                                                      -------------
                                                                                                                            312,917
-----------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                         11,982      Mueller Industries, Inc.                                  360,658
-----------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.1%                                       8,193      Elizabeth Arden, Inc. (a)                                 178,771
                                                       1,500      Inter Parfums, Inc.                                        31,500
                                                      18,226      Nu Skin Enterprises, Inc. Class A                         301,094
                                                       1,500      Parlux Fragrances, Inc. (a)(e)                              8,370
                                                       4,700      Physicians Formula Holdings, Inc. (a)                      88,736
                                                      58,475      Revlon, Inc. Class A (a)                                   62,568
                                                                                                                      -------------
                                                                                                                            671,039
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.5%                    300      ACA Capital Holdings, Inc. (a)                              4,206
                                                         300      Abington Community Bancorp, Inc.                            5,958
                                                      44,800      The BISYS Group, Inc. (a)                                 513,408
                                                       1,200      Clayton Holdings, Inc. (a)                                 18,408
                                                      12,600      Euronet Worldwide, Inc. (a)                               338,436
                                                      18,700      F.N.B. Corp.                                              315,095
                                                      17,990      Freedom Acquisition Holdings, Inc. (a)                    172,164
                                                       6,300      Greenhill & Co., Inc.                                     386,757
                                                       6,600      Huron Consulting Group, Inc. (a)                          401,544
                                                       5,600      Rewards Network, Inc. (a)                                  29,680
                                                      13,900      USI Holdings Corp. (a)                                    234,215
                                                                                                                      -------------
                                                                                                                          2,419,871
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing - 0.7%             16,260      Acuity Brands, Inc. (h)                                   885,194
                                                      12,514      Barnes Group, Inc.                                        287,947
                                                      14,594      Brady Corp.                                               455,333
                                                      18,010      Clarcor, Inc.                                             572,718
                                                      31,362      Hexcel Corp. (a)                                          622,536
                                                       3,200      Koppers Holdings, Inc.                                     82,112
                                                      22,914      Olin Corp.                                                388,163
                                                      10,445      Tredegar Corp.                                            238,042
                                                                                                                      -------------
                                                                                                                          3,532,045
-----------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.6%                       432      Arden Group, Inc. Class A                                  57,672
                                                      19,207      Casey's General Stores, Inc.                              480,367
                                                       8,031      Great Atlantic & Pacific Tea Co. (e)                      266,469
                                                       5,264      Ingles Markets, Inc. Class A                              214,982
                                                      12,283      Longs Drug Stores Corp.                                   634,294
                                                       6,077      Nash Finch Co.                                            209,413
                                                      21,442      Pathmark Stores, Inc. (a)                                 274,458
                                                      12,569      Ruddick Corp.                                             378,076
                                                       4,329      Smart & Final, Inc. (a)                                    94,242

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       7,000      Spartan Stores, Inc.                                $     187,600
                                                         800      Susser Holdings Corp. (a)                                  13,880
                                                         200      Village Super Market, Inc. Class A                         19,098
                                                       4,100      Weis Markets, Inc.                                        183,270
                                                      12,229      Wild Oats Markets, Inc. (a)                               222,568
                                                                                                                      -------------
                                                                                                                          3,236,389
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.4%                        13,650      AVANIR Pharmaceuticals Class A (a)(e)                      16,653
                                                      11,700      Adams Respiratory Therapeutics, Inc. (a)                  393,471
                                                      19,100      Adolor Corp. (a)                                          167,125
                                                      13,400      Akorn, Inc. (a)                                            90,450
                                                      32,600      Alkermes, Inc. (a)                                        503,344
                                                      16,225      Alpharma, Inc. Class A                                    390,698
                                                       6,300      Anadys Pharmaceuticals, Inc. (a)                           25,011
                                                      16,100      Atherogenics, Inc. (a)(e)                                  45,241
                                                       7,500      Auxilium Pharmaceuticals, Inc. (a)                        110,100
                                                       6,100      Bentley Pharmaceuticals, Inc. (a)                          49,959
                                                       9,500      BioCryst Pharmaceuticals, Inc. (a)                         79,515
                                                      33,348      BioMarin Pharmaceuticals, Inc. (a)                        575,586
                                                       5,000      Bradley Pharmaceuticals, Inc. (a)                          95,950
                                                      24,600      CV Therapeutics, Inc. (a)(e)                              193,602
                                                         700      Cadence Pharmaceuticals, Inc. (a)                          10,360
                                                       1,300      Caraco Pharmaceutical Laboratories Ltd. (a)                15,834
                                                       6,800      Chattem, Inc. (a)                                         400,792
                                                      34,100      Dendreon Corp. (a)(e)                                     440,913
                                                      18,300      Depomed, Inc. (a)                                          65,331
                                                      17,800      Durect Corp. (a)                                           74,048
                                                      11,000      Emisphere Technologies, Inc. (a)                           35,200
                                                      10,795      Enzo Biochem, Inc. (a)                                    162,789
                                                       3,700      GTx, Inc. (a)                                              75,480
                                                       3,100      Hi-Tech Pharmacal Co., Inc. (a)                            34,565
                                                      19,900      Indevus Pharmaceuticals, Inc. (a)                         140,693
                                                      28,689      Isis Pharmaceuticals, Inc. (a)                            265,947
                                                      12,900      KV Pharmaceutical Co. Class A (a)                         319,017
                                                      27,800      MGI Pharma, Inc. (a)                                      624,666
                                                      41,000      Medarex, Inc. (a)                                         530,540
                                                      18,227      Medicines Co. (a)                                         457,133
                                                      20,700      Medicis Pharmaceutical Corp. Class A                      637,974
                                                      34,000      Nektar Therapeutics (a)(e)                                444,040
                                                       5,200      New River Pharmaceuticals, Inc. (a)                       330,876
                                                      26,200      Novavax, Inc. (a)                                          67,858
                                                       9,831      Noven Pharmaceuticals, Inc. (a)                           228,079
                                                      17,200      Onyx Pharmaceuticals, Inc. (a)                            427,248
                                                      16,000      Pain Therapeutics, Inc. (a)(e)                            125,440
                                                      11,300      Par Pharmaceutical Cos., Inc. (a)                         283,856
                                                      10,700      Penwest Pharmaceuticals Co. (a)(e)                        107,856
                                                      30,215      Perrigo Co.                                               533,597
                                                       9,300      Pharmion Corp. (a)                                        244,497
                                                       9,800      Pozen, Inc. (a)                                           144,550

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      12,900      Quidel Corp. (a)                                    $     154,800
                                                      17,219      Regeneron Pharmaceuticals, Inc. (a)                       372,275
                                                       6,600      Renovis, Inc. (a)                                          23,100
                                                      17,700      Salix Pharmaceuticals Ltd. (a)                            223,020
                                                      14,300      Santarus, Inc. (a)                                        100,672
                                                      11,600      Sciele Pharma, Inc. (a)                                   274,688
                                                       3,500      Somaxon Pharmaceuticals, Inc. (a)                          42,700
                                                      17,082      SuperGen, Inc. (a)                                        100,784
                                                         300      Trubion Pharmaceuticals, Inc. (a)                           5,907
                                                       8,746      United Therapeutics Corp. (a)                             470,360
                                                      31,000      Valeant Pharmaceuticals International                     535,990
                                                       6,100      Xenoport, Inc. (a)                                        169,946
                                                                                                                      -------------
                                                                                                                         12,440,126
-----------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.5%                             10,604      Bright Horizons Family Solutions, Inc. (a)                400,301
                                                         500      Capella Education Co. (a)                                  16,770
                                                      33,600      Corinthian Colleges, Inc. (a)                             462,000
                                                      20,100      DeVry, Inc.                                               589,935
                                                       3,200      Educate, Inc. (a)                                          24,512
                                                       2,149      Renaissance Learning, Inc.                                 28,302
                                                       5,520      Strayer Education, Inc.                                   690,000
                                                       7,300      Universal Technical Institute, Inc. (a)                   168,484
                                                                                                                      -------------
                                                                                                                          2,380,304
-----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.2%                       23,029      Benchmark Electronics, Inc. (a)                           475,779
                                                       6,600      OSI Systems, Inc. (a)                                     174,504
                                                      15,398      Plexus Corp. (a)                                          264,076
                                                      13,700      TTM Technologies, Inc. (a)                                130,698
                                                       7,507      Universal Display Corp. (a)(e)                            113,281
                                                                                                                      -------------
                                                                                                                          1,158,338
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components - 1.0%               6,881      AO Smith Corp.                                            262,992
                                                      14,400      American Superconductor Corp. (a)(e)                      193,968
                                                      14,501      Baldor Electric Co.                                       547,268
                                                      11,408      CTS Corp.                                                 157,659
                                                       9,518      Cohu, Inc.                                                178,938
                                                       4,100      Color Kinetics, Inc. (a)                                   79,663
                                                       7,060      Franklin Electric Co., Inc.                               328,290
                                                      17,390      General Cable Corp. (a)                                   929,148
                                                       9,516      Genlyte Group, Inc. (a)                                   671,354
                                                       8,460      Littelfuse, Inc. (a)                                      343,476
                                                      14,500      MKS Instruments, Inc. (a)                                 370,040
                                                       2,431      Powell Industries, Inc. (a)                                77,792
                                                      22,200      Power-One, Inc. (a)                                       126,984
                                                       8,100      Sonic Solutions, Inc. (a)                                 114,210
                                                      25,300      Taser International, Inc. (a)                             202,906
                                                      13,061      Technitrol, Inc.                                          342,068
                                                       6,379      Triumph Group, Inc.                                       353,014
                                                                                                                      -------------
                                                                                                                          5,279,770
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.0%                 1,550      National Presto Industries, Inc.                    $      95,542
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.8%                                    23,812      Aeroflex, Inc. (a)                                        313,128
                                                      11,863      Agilysys, Inc.                                            266,562
                                                      16,100      Avid Technology, Inc. (a)(e)                              561,568
                                                      14,798      Daktronics, Inc. (h)                                      406,057
                                                      22,100      Flir Systems, Inc. (a)                                    788,307
                                                       7,472      II-VI, Inc. (a)                                           252,927
                                                      21,700      Kopin Corp. (a)                                            73,346
                                                      49,366      MRV Communications, Inc. (a)(e)                           175,249
                                                      15,880      Methode Electronics, Inc.                                 234,548
                                                       2,100      Multi-Fineline Electronix, Inc. (a)                        32,235
                                                       6,749      Park Electrochemical Corp.                                183,033
                                                      28,100      Semtech Corp. (a)                                         378,788
                                                       5,467      Supertex, Inc. (a)                                        181,559
                                                                                                                      -------------
                                                                                                                          3,847,307
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges &                     9,682      Itron, Inc. (a)                                           629,717
Meters - 0.2%                                          3,700      Measurement Specialties, Inc. (a)                          83,472
                                                       1,800      OYO Geospace Corp. (a)                                    127,656
                                                       5,300      Zygo Corp. (a)                                             84,853
                                                                                                                      -------------
                                                                                                                            925,698
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 1.0%                   25,300      Affymetrix, Inc. (a)                                      760,771
                                                       5,672      Analogic Corp.                                            356,655
                                                       5,200      Aspect Medical Systems, Inc. (a)                           81,068
                                                      12,387      Bruker BioSciences Corp. (a)                              130,311
                                                       7,500      Candela Corp. (a)                                          85,650
                                                       5,370      Datascope Corp.                                           194,340
                                                      15,850      eResearch Technology, Inc. (a)                            124,581
                                                       6,400      Greatbatch, Inc. (a)                                      163,200
                                                       8,472      Haemonetics Corp. (a)                                     396,066
                                                      11,100      HealthTronics, Inc. (a)                                    59,829
                                                      19,480      Hologic, Inc. (a)                                       1,122,827
                                                      18,364      Illumina, Inc. (a)                                        538,065
                                                       7,200      IntraLase Corp. (a)                                       179,856
                                                       9,451      Luminex Corp. (a)                                         129,668
                                                       5,000      NEUROmetrix, Inc. (a)(e)                                   48,550
                                                       8,000      Natus Medical, Inc. (a)                                   142,160
                                                       6,800      NxStage Medical, Inc. (a)                                  90,576
                                                       6,300      Quality Systems, Inc.                                     252,000
                                                       5,400      Sirona Dental Systems, Inc.                               186,084
                                                       1,100      Visicu, Inc. (a)                                            8,580
                                                       7,722      Zoll Medical Corp. (a)                                    205,791
                                                                                                                      -------------
                                                                                                                          5,256,628
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                         13,100      AMIS Holdings, Inc. (a)                                   143,445
Components - 1.9%                                     11,516      Actel Corp. (a)(h)                                        190,244
                                                      34,300      Amkor Technology, Inc. (a)(h)                             428,064
                                                      16,000      Anadigics, Inc. (a)                                       189,120
                                                      95,600      Applied Micro Circuits Corp. (a)                          348,940

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      36,500      Bookham, Inc. (a)(e)                                $      82,855
                                                      27,700      Cirrus Logic, Inc. (a)(h)                                 212,182
                                                     154,600      Conexant Systems, Inc. (a)(e)                             255,090
                                                       9,783      DSP Group, Inc. (a)                                       185,877
                                                       7,575      Diodes, Inc. (a)                                          263,989
                                                      10,327      Exar Corp. (a)                                            136,729
                                                       5,973      Excel Technology, Inc. (a)                                163,242
                                                       8,820      First Solar, Inc. (a)                                     458,728
                                                      16,700      Formfactor, Inc. (a)                                      747,325
                                                      15,500      Genesis Microchip, Inc. (a)                               143,995
                                                       3,600      Hittite Microwave Corp. (a)                               144,612
                                                       6,493      IXYS Corp. (a)                                             66,423
                                                      11,600      Ikanos Communications, Inc. (a)                            90,132
                                                      38,000      Lattice Semiconductor Corp. (a)                           222,300
                                                      18,200      MIPS Technologies, Inc. (a)                               162,526
                                                      22,000      Micrel, Inc. (a)                                          242,440
                                                      28,290      Microsemi Corp. (a)                                       588,715
                                                      16,800      Microtune, Inc. (a)                                        69,216
                                                      29,000      Mindspeed Technologies, Inc. (a)                           62,930
                                                       4,600      MoSys, Inc. (a)                                            38,640
                                                       5,100      Monolithic Power Systems, Inc. (a)                         65,790
                                                       6,600      Netlogic Microsystems, Inc. (a)(e)                        175,692
                                                         600      Nextest Systems Corp. (a)                                   8,400
                                                      56,000      ON Semiconductor Corp. (a)                                499,520
                                                      20,300      Omnivision Technologies, Inc. (a)(e)                      263,088
                                                       7,400      PLX Technology, Inc. (a)                                   72,076
                                                       9,493      Pericom Semiconductor Corp. (a)                            92,842
                                                      73,300      RF Micro Devices, Inc. (a)(e)                             456,659
                                                      17,500      SiRF Technology Holdings, Inc. (a)(e)                     485,800
                                                      25,976      Silicon Image, Inc. (a)                                   211,964
                                                      28,658      Silicon Storage Technology, Inc. (a)                      141,284
                                                      59,433      Skyworks Solutions, Inc. (a)                              341,740
                                                       4,700      SunPower Corp. Class A (a)(e)                             213,850
                                                       4,100      Techwell, Inc. (a)                                         51,127
                                                      15,400      Tessera Technologies, Inc. (a)                            611,996
                                                      38,300      TranSwitch Corp. (a)(e)                                    60,897
                                                      54,800      Transmeta Corp. (a)                                        31,236
                                                      52,636      TriQuint Semiconductor, Inc. (a)                          263,180
                                                       2,100      Virage Logic Corp. (a)                                     15,267
                                                       4,500      Volterra Semiconductor Corp. (a)(e)                        58,770
                                                                                                                      -------------
                                                                                                                          9,758,937
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.5%                         4,200      3D Systems Corp. (a)(e)                                    92,022
                                                      11,000      Acacia Research - Acacia Technologies (a)                 174,020
                                                       3,600      American Science & Engineering, Inc. (a)                  189,612
                                                      12,423      Checkpoint Systems, Inc. (a)                              293,928
                                                      13,400      Cogent, Inc. (a)                                          180,230
                                                      11,580      Coherent, Inc. (a)(h)                                     367,549
                                                       4,952      Cubic Corp.                                               107,161

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       7,626      EDO Corp.                                           $     199,801
                                                       4,500      Eagle Test Systems, Inc. (a)                               74,880
                                                       5,100      Gerber Scientific, Inc. (a)                                54,111
                                                       6,750      Herley Industries, Inc. (a)                               105,435
                                                       6,550      Innovative Solutions & Support, Inc. (a)                  165,846
                                                       6,100      Ionatron, Inc. (a)                                         28,426
                                                      26,600      Kemet Corp. (a)                                           203,490
                                                       7,700      Maxwell Technologies, Inc. (a)(e)                          96,404
                                                      10,100      ScanSource, Inc. (a)                                      271,084
                                                                                                                      -------------
                                                                                                                          2,603,999
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.0%                               75,900      Capstone Turbine Corp. (a)(e)                              80,454
                                                       4,100      Metretek Technologies, Inc. (a)                            54,694
                                                      24,326      Plug Power, Inc. (a)                                       76,870
                                                                                                                      -------------
                                                                                                                            212,018
-----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.6%                            5,300      Alon USA Energy, Inc.                                     191,860
                                                      12,440      Aventine Renewable Energy Holdings, Inc. (a)              226,657
                                                      12,800      Crosstex Energy, Inc. (e)                                 368,000
                                                       3,900      Dawson Geophysical Co. (a)                                193,167
                                                      22,500      Evergreen Energy, Inc. (a)(e)                             147,825
                                                      26,500      Evergreen Solar, Inc. (a)(e)                              258,375
                                                      22,926      FuelCell Energy, Inc. (a)(e)                              180,198
                                                       1,720      MarkWest Hydrocarbon, Inc.                                106,640
                                                       9,900      Matrix Service Co. (a)                                    200,277
                                                       2,000      Ormat Technologies, Inc.                                   83,920
                                                      11,200      Pacific Ethanol, Inc. (a)(e)                              190,512
                                                       7,258      Penn Virginia Corp.                                       532,737
                                                      43,800      Rentech, Inc. (a)(e)                                      137,532
                                                      21,700      Syntroleum Corp. (a)(e)                                    67,704
                                                                                                                      -------------
                                                                                                                          2,885,404
-----------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services - 0.4%              6,300      Clean Harbors, Inc. (a)                                   284,886
                                                      13,002      Dycom Industries, Inc. (a)                                338,832
                                                       2,200      ENGlobal Corp. (a)                                         12,210
                                                       8,300      InfraSource Services, Inc. (a)                            253,399
                                                       6,400      Integrated Electrical Services, Inc. (a)                  158,272
                                                       5,500      Layne Christensen Co. (a)                                 200,310
                                                      31,550      SAIC, Inc. (a)                                            546,446
                                                                                                                      -------------
                                                                                                                          1,794,355
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.4%                                   6,100      Carmike Cinemas, Inc.                                     141,520
                                                       5,240      Dover Motorsports, Inc.                                    27,510
                                                      13,555      Gaylord Entertainment Co. (a)                             716,653
                                                      23,400      Live Nation, Inc. (a)                                     516,204
                                                       7,172      Lodgenet Entertainment Corp. (a)                          220,324
                                                       4,555      Speedway Motorsports, Inc.                                176,506
                                                                                                                      -------------
                                                                                                                          1,798,717
-----------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.1%                                    32,300      Terra Industries, Inc. (a)                                565,250
-----------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.3%                              10,242      Accredited Home Lenders Holding Co. (a)(e)                 94,943
                                                       5,100      Asta Funding, Inc. (e)                                    220,218

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       2,069      Credit Acceptance Corp. (a)                         $      56,256
                                                      13,800      International Securities Exchange, Inc.                   673,440
                                                       4,100      MVC Capital, Inc.                                          64,165
                                                       2,300      United PanAm Financial Corp. (a)                           28,750
                                                       6,900      World Acceptance Corp. (a)                                275,655
                                                                                                                      -------------
                                                                                                                          1,413,427
-----------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                            21,100      Advance America, Cash Advance Centers, Inc.               324,729
                                                       5,300      Dollar Financial Corp. (a)                                134,090
                                                         200      QC Holdings, Inc.                                           2,658
                                                                                                                      -------------
                                                                                                                            461,477
-----------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services                     6,500      Advent Software, Inc. (a)                                 226,655
& Systems - 0.9%                                         950      Cass Information Systems, Inc.                             32,072
                                                       8,389      CompuCredit Corp. (a)(e)                                  261,905
                                                       9,700      CyberSource Corp. (a)                                     121,347
                                                      19,500      Deluxe Corp.                                              653,835
                                                      14,988      eFunds Corp. (a)                                          399,580
                                                       7,923      eSpeed, Inc. Class A (a)                                   75,268
                                                         600      ExlService Holdings, Inc. (a)                              12,378
                                                       3,300      Heartland Payment Systems, Inc. (e)                        78,012
                                                      24,300      Hypercom Corp. (a)                                        144,828
                                                      28,600      Jack Henry & Associates, Inc.                             687,830
                                                       8,582      John H. Harland Co.                                       439,656
                                                      12,149      Kronos, Inc. (a)                                          649,971
                                                      10,800      Online Resources Corp. (a)                                123,876
                                                      10,900      TNS, Inc. (a)                                             175,381
                                                       8,100      TradeStation Group, Inc. (a)                              101,979
                                                      13,200      Wright Express Corp. (a)                                  400,356
                                                                                                                      -------------
                                                                                                                          4,584,929
-----------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.3%                  4,300      Bankrate, Inc. (a)(e)                                     151,532
                                                      21,140      INVESTools, Inc. (a)                                      293,846
                                                      10,800      Interactive Data Corp.                                    267,300
                                                       4,100      Morningstar, Inc. (a)                                     211,724
                                                      36,200      Move, Inc. (a)                                            200,548
                                                      30,422      S1 Corp. (a)                                              182,532
                                                       9,700      TheStreet.com, Inc.                                       118,825
                                                         400      Value Line, Inc.                                           19,120
                                                                                                                      -------------
                                                                                                                          1,445,427
-----------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.9%                         7,500      Advanta Corp. Class B                                     328,800
                                                       5,300      Asset Acceptance Capital Corp. (a)                         81,991
                                                       9,519      Cash America International, Inc.                          390,279
                                                       4,900      Federal Agricultural Mortgage Corp. Class B               133,280
                                                       8,600      Financial Federal Corp.                                   226,352
                                                      11,100      First Cash Financial Services, Inc. (a)                   247,308
                                                       9,600      Global Cash Access, Inc. (a)                              160,224
                                                       9,200      Harris & Harris Group, Inc. (a)(e)                        118,864
                                                       6,999      LandAmerica Financial Group, Inc.                         517,296

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       7,400      Medallion Financial Corp.                           $      84,656
                                                       6,600      Portfolio Recovery Associates, Inc. (a)                   294,690
                                                       4,200      Sanders Morris Harris Group, Inc.                          44,730
                                                      23,136      Sotheby's Holdings, Inc. Class A                        1,029,089
                                                       9,316      Sterling Bancorp                                          168,620
                                                       7,322      Stewart Information Services Corp.                        305,986
                                                       3,433      Stifel Financial Corp. (a)                                152,082
                                                       5,176      Triad Guaranty, Inc. (a)                                  214,338
                                                       2,191      WSFS Financial Corp.                                      141,276
                                                       1,000      Wauwatosa Holdings, Inc. (a)                               17,480
                                                                                                                      -------------
                                                                                                                          4,657,341
-----------------------------------------------------------------------------------------------------------------------------------
Foods - 1.2%                                          17,400      Chiquita Brands International, Inc.                       243,948
                                                       6,900      Diamond Foods, Inc.                                       114,885
                                                      16,784      Flowers Foods, Inc.                                       506,373
                                                      12,657      Hain Celestial Group, Inc. (a)                            380,596
                                                       4,300      J&J Snack Foods Corp.                                     169,807
                                                       9,600      Lance, Inc.                                               194,304
                                                       3,300      M&F Worldwide Corp. (a)                                   157,113
                                                         863      Maui Land & Pineapple Co., Inc. (a)                        31,197
                                                       6,600      Medifast, Inc. (a)                                         47,256
                                                      19,500      NBTY, Inc. (a)                                          1,034,280
                                                      12,300      Performance Food Group Co. (a)                            379,701
                                                      13,300      Pilgrim's Pride Corp.                                     441,427
                                                       3,000      Premium Standard Farms, Inc.                               63,120
                                                      10,195      Ralcorp Holdings, Inc. (a)                                655,538
                                                       7,050      Sanderson Farms, Inc.                                     261,273
                                                         112      Seaboard Corp.                                            253,120
                                                      14,657      Sensient Technologies Corp.                               377,857
                                                      11,403      Tootsie Roll Industries, Inc.                             341,748
                                                       9,800      TreeHouse Foods, Inc. (a)                                 298,606
                                                                                                                      -------------
                                                                                                                          5,952,149
-----------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%                                 3,209      Deltic Timber Corp.                                       153,904
                                                       6,334      Universal Forest Products, Inc.                           313,850
                                                                                                                      -------------
                                                                                                                            467,754
-----------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.1%                  9,100      Ennis, Inc.                                               243,516
                                                       1,300      Innerworkings, Inc. (a)(e)                                 15,340
                                                       5,645      The Standard Register Co.                                  71,409
                                                                                                                      -------------
                                                                                                                            330,265
-----------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%                   33,324      Stewart Enterprises, Inc. Class A                         268,591
-----------------------------------------------------------------------------------------------------------------------------------
Glass - 0.1%                                          11,900      Apogee Enterprises, Inc.                                  238,476
-----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                          106,500      Coeur d'Alene Mines Corp. (a)                             437,715
                                                       8,400      Royal Gold, Inc. (e)                                      252,840
                                                                                                                      -------------
                                                                                                                            690,555
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.7%                          4,400      Capital Senior Living Corp. (a)                            51,084
                                                         600      Emeritus Corp. (a)                                         20,250
                                                       8,800      Five Star Quality Care, Inc. (a)                           90,464

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       7,600      Genesis HealthCare Corp. (a)                        $     479,636
                                                       8,990      Kindred Healthcare, Inc. (a)                              294,692
                                                       7,850      LCA-Vision, Inc. (e)                                      323,341
                                                       3,700      MedCath Corp. (a)                                         101,010
                                                       1,800      National Healthcare Corp.                                  91,764
                                                      17,800      Psychiatric Solutions, Inc. (a)                           717,518
                                                       5,000      Radiation Therapy Services, Inc. (a)                      153,200
                                                       5,800      Res-Care, Inc. (a)                                        101,500
                                                      10,200      Sun Healthcare Group, Inc. (a)                            125,970
                                                      14,774      Sunrise Senior Living, Inc. (a)                           583,868
                                                      15,950      United Surgical Partners International, Inc. (a)          491,420
                                                                                                                      -------------
                                                                                                                          3,625,717
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 0.6%                18,400      AMERIGROUP Corp. (a)                                      559,360
                                                      17,741      Allscripts Healthcare Solutions, Inc. (a)                 475,636
                                                      11,300      Amsurg Corp. (a)                                          276,737
                                                      13,900      Centene Corp. (a)                                         291,761
                                                       4,400      Computer Programs & Systems, Inc.                         118,008
                                                       3,385      Corvel Corp. (a)                                          102,396
                                                      16,431      Eclipsys Corp. (a)                                        316,625
                                                       8,700      HealthSpring, Inc. (a)                                    204,885
                                                       7,200      Horizon Health Corp. (a)                                  140,760
                                                       3,900      Molina Healthcare, Inc. (a)                               119,301
                                                       8,200      Omnicell, Inc. (a)                                        171,544
                                                      10,800      Phase Forward, Inc. (a)                                   141,804
                                                       5,500      Vital Images, Inc. (a)                                    182,930
                                                                                                                      -------------
                                                                                                                          3,101,747
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.6%                            3,600      Alliance Imaging, Inc. (a)                                 31,428
                                                      10,066      Amedisys, Inc. (a)                                        326,440
                                                      16,000      Apria Healthcare Group, Inc. (a)                          516,000
                                                       5,000      Bio-Reference Labs, Inc. (a)                              127,000
                                                      10,912      Gentiva Health Services, Inc. (a)                         220,095
                                                      11,325      Healthcare Services Group, Inc.                           324,461
                                                      13,200      Healthways, Inc. (a)                                      617,100
                                                      12,700      Hythiam, Inc. (a)(e)                                       86,360
                                                       5,400      LHC Group, Inc. (a)                                       175,122
                                                       7,900      Matria Healthcare, Inc. (a)                               208,244
                                                       3,700      Nighthawk Radiology Holdings, Inc. (a)                     67,303
                                                      11,000      Odyssey HealthCare, Inc. (a)                              144,430
                                                       5,200      Symbion, Inc. (a)                                         101,972
                                                       5,300      VistaCare, Inc. Class A (a)                                46,110
                                                                                                                      -------------
                                                                                                                          2,992,065
-----------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.2%                                   17,600      Hovnanian Enterprises, Inc. Class A (a)(e)                442,816
                                                       5,460      Levitt Corp. Class A                                       50,833
                                                       5,600      M/I Homes, Inc.                                           148,680
                                                       7,500      Meritage Homes Corp. (a)                                  240,900

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         700      Orleans Homebuilders, Inc.                          $       6,195
                                                       6,062      Technical Olympic USA, Inc. (e)                            24,187
                                                      12,900      WCI Communities, Inc. (a)(e)                              275,286
                                                                                                                      -------------
                                                                                                                          1,188,897
-----------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                                     6,500      Lodgian, Inc. (a)                                          86,840
                                                       6,379      Marcus Corp.                                              148,376
                                                       7,900      Morgans Hotel Group Co. (a)                               165,979
                                                                                                                      -------------
                                                                                                                            401,195
-----------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.5%                           5,400      American Woodmark Corp.                                   198,504
                                                      11,500      Ethan Allen Interiors, Inc.                               406,410
                                                      18,700      Furniture Brands International, Inc.                      295,086
                                                       8,836      Haverty Furniture Cos., Inc.                              123,704
                                                       1,900      Hooker Furniture Corp.                                     38,019
                                                      17,200      La-Z-Boy, Inc. (e)                                        212,936
                                                       5,500      Lifetime Brands, Inc. (e)                                 114,895
                                                       4,700      Sealy Corp.                                                82,156
                                                      20,300      Select Comfort Corp. (a)(e)                               361,340
                                                       5,900      Stanley Furniture Co., Inc.                               122,720
                                                      16,400      Tempur-Pedic International, Inc.                          426,236
                                                                                                                      -------------
                                                                                                                          2,382,006
-----------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices - 0.6%        11,112      Advanced Energy Industries, Inc. (a)                      233,796
                                                      15,341      Asyst Technologies, Inc. (a)                              107,847
                                                       3,400      Badger Meter, Inc.                                         90,270
                                                      10,232      ESCO Technologies, Inc. (a)                               458,598
                                                       8,500      Flanders Corp. (a)                                         61,625
                                                       3,918      The Gorman-Rupp Co.                                       125,494
                                                      22,228      L-1 Identity Solutions, Inc. (a)(h)                       366,984
                                                       9,826      Mine Safety Appliances Co.                                413,282
                                                      12,982      Paxar Corp. (a)                                           372,583
                                                       7,700      RAE Systems, Inc. (a)                                      22,099
                                                       3,912      Robbins & Myers, Inc.                                     145,878
                                                       9,727      Veeco Instruments, Inc. (a)                               189,677
                                                       5,996      Vicor Corp.                                                60,080
                                                      11,536      Watts Water Technologies, Inc. Class A                    438,714
                                                      10,517      X-Rite, Inc.                                              136,195
                                                                                                                      -------------
                                                                                                                          3,223,122
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.0%                             8,400      Smith & Wesson Holding Corp. (a)                          109,956
                                                       4,100      TAL International Group, Inc.                              98,400
                                                                                                                      -------------
                                                                                                                            208,356
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                                21,500      American Equity Investment Life Holding Co.               282,295
                                                      15,905      Delphi Financial Group, Inc. Class A                      639,858
                                                       2,780      Great American Financial Resources, Inc.                   68,054
                                                       1,042      Kansas City Life Insurance Co.                             46,682
                                                         662      National Western Life Insurance Co. Class A               162,058
                                                      36,600      The Phoenix Cos., Inc.                                    508,008
                                                       6,793      Presidential Life Corp.                                   133,958
                                                      11,300      Universal American Financial Corp. (a)                    218,994
                                                                                                                      -------------
                                                                                                                          2,059,907
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.5%                          10,240      Alfa Corp.                                          $     189,235
                                                       3,486      CNA Surety Corp. (a)                                       73,555
                                                       7,409      Crawford & Co. Class B                                     42,972
                                                       2,000      EMC Insurance Group, Inc.                                  51,600
                                                       3,000      eHealth, Inc. (a)                                          70,650
                                                       3,625      FBL Financial Group, Inc. Class A                         141,846
                                                      10,700      HealthExtras, Inc. (a)                                    307,946
                                                      11,906      Hilb Rogal & Hobbs Co.                                    583,989
                                                      16,668      Horace Mann Educators Corp.                               342,527
                                                       1,240      Independence Holding Co.                                   26,834
                                                      11,100      Meadowbrook Insurance Group, Inc. (a)                     121,989
                                                       4,797      Pico Holdings, Inc. (a)                                   204,880
                                                      13,755      Zenith National Insurance Corp.                           650,199
                                                                                                                      -------------
                                                                                                                          2,808,222
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.4%                   10,100      21st Century Insurance Group                              214,120
                                                       4,550      Affirmative Insurance Holdings, Inc.                       78,715
                                                       4,756      American Physicians Capital, Inc. (a)                     190,620
                                                       5,700      Amtrust Financial Services, Inc.                           60,192
                                                      11,566      Argonaut Group, Inc. (a)                                  374,276
                                                       4,032      Baldwin & Lyons, Inc. Class B                             102,614
                                                       4,500      Bristol West Holdings, Inc.                                99,765
                                                      17,800      Commerce Group, Inc.                                      534,712
                                                       3,400      Darwin Professional Underwriters, Inc. (a)                 85,510
                                                       4,700      Direct General Corp.                                       99,922
                                                       3,244      Donegal Group, Inc. Class A                                55,083
                                                      19,080      Employers Holdings, Inc. (a)                              381,982
                                                       4,500      FPIC Insurance Group, Inc. (a)                            201,015
                                                       3,500      First Acceptance Corp. (a)                                 36,645
                                                       1,800      First Mercury Financial Corp. (a)                          36,990
                                                      27,000      Fremont General Corp. (e)                                 187,110
                                                       4,362      Harleysville Group, Inc.                                  141,721
                                                       6,600      Infinity Property & Casualty Corp.                        309,276
                                                       2,000      James River Group, Inc. (e)                                62,620
                                                       3,058      The Midland Co.                                           129,720
                                                         900      NYMAGIC, Inc.                                              36,765
                                                       4,400      National Interstate Corp.                                 113,344
                                                       4,100      Navigators Group, Inc. (a)                                205,697
                                                       5,700      Odyssey Re Holdings Corp.                                 224,067
                                                      23,115      Ohio Casualty Corp.                                       692,294
                                                      10,206      PMA Capital Corp. Class A (a)                              95,834
                                                      10,923      ProAssurance Corp. (a)                                    558,711
                                                       7,054      RLI Corp.                                                 387,476
                                                       2,100      SCPIE Holdings, Inc. (a)                                   47,670
                                                       6,200      Safety Insurance Group, Inc.                              248,744
                                                       7,900      SeaBright Insurance Holdings, Inc. (a)                    145,360
                                                      22,708      Selective Insurance Group, Inc.                           578,146

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       3,612      State Auto Financial Corp.                          $     116,054
                                                       6,800      Tower Group, Inc.                                         219,096
                                                       8,100      United Fire & Casualty Co.                                284,553
                                                                                                                      -------------
                                                                                                                          7,336,419
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.7%                38,946      Apollo Investment Corp.                                   833,452
                                                      17,039      Ares Capital Corp. (e)                                    309,599
                                                       9,900      Calamos Asset Management, Inc. Class A                    220,968
                                                       1,300      Capital Southwest Corp.                                   199,771
                                                       4,100      Cohen & Steers, Inc.                                      176,628
                                                       2,796      GAMCO Investors, Inc. Class A                             121,151
                                                      22,200      MCG Capital Corp.                                         416,472
                                                       9,223      NGP Capital Resources Co.                                 145,816
                                                      12,400      National Financial Partners Corp.                         581,684
                                                       4,200      Technology Investment Capital Corp.                        71,022
                                                      30,300      Waddell & Reed Financial, Inc. Class A                    706,596
                                                                                                                      -------------
                                                                                                                          3,783,159
-----------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.1%                   16,000      Fossil, Inc. (a)                                          423,520
                                                       7,200      Movado Group, Inc.                                        212,040
                                                                                                                      -------------
                                                                                                                            635,560
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                                    9,400      Bally Total Fitness Holding Corp. (a)                       5,734
                                                      24,700      Callaway Golf Co. (h)                                     389,272
                                                       8,500      Great Wolf Resorts, Inc. (a)                              112,455
                                                      13,600      K2, Inc. (a)                                              164,424
                                                      11,800      Life Time Fitness, Inc. (a)                               606,638
                                                      20,700      Six Flags, Inc. (a)(e)                                    124,407
                                                       2,300      Steinway Musical Instruments, Inc.                         74,221
                                                       1,600      Town Sports International Holdings, Inc. (a)               34,880
                                                      11,656      Vail Resorts, Inc. (a)                                    633,270
                                                       4,800      West Marine, Inc. (a)                                      87,408
                                                                                                                      -------------
                                                                                                                          2,232,709
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.0%                         5,050      Gehl Co. (a)                                              128,169
                                                       5,413      Lindsay Manufacturing Co.                                 172,079
                                                                                                                      -------------
                                                                                                                            300,248
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling - 0.1%              7,600      ASV, Inc. (a)(e)                                          115,976
                                                       5,417      Astec Industries, Inc. (a)                                218,034
                                                       1,687      NACCO Industries, Inc. Class A                            231,811
                                                                                                                      -------------
                                                                                                                            565,821
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                        14,190      Applied Industrial Technologies, Inc.                     348,081
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                             19,800      Briggs & Stratton Corp.                                   610,830
                                                       4,500      Raser Techonologies, Inc. (a)(e)                           23,400
                                                                                                                      -------------
                                                                                                                            634,230
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 0.5%                 8,800      Actuant Corp. Class A                                     446,688
                                                       2,400      Chart Industries, Inc. (a)                                 43,584
                                                       5,200      Columbus McKinnon Corp. (a)                               116,428
                                                       1,400      DXP Enterprises, Inc. (a)(e)                               53,480
                                                       6,700      EnPro Industries, Inc. (a)                                241,535
                                                       3,970      Kadant, Inc. (a)                                          100,679

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       2,700      Middleby Corp. (a)                                  $     355,968
                                                      11,510      Nordson Corp.                                             534,755
                                                      10,328      Tecumseh Products Co. Class A (a)                         104,003
                                                       5,174      Tennant Co.                                               162,929
                                                       9,579      Woodward Governor Co.                                     394,367
                                                                                                                      -------------
                                                                                                                          2,554,416
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment                          8,000      Allis-Chalmers Energy, Inc. (a)                           126,000
& Services - 1.3%                                      3,400      Basic Energy Services, Inc. (a)                            79,220
                                                       8,202      CARBO Ceramics, Inc.                                      381,803
                                                       7,300      Complete Production Services, Inc. (a)(h)                 145,343
                                                       6,776      Dril-Quip, Inc. (a)                                       293,265
                                                       5,917      Gulf Island Fabrication, Inc.                             158,221
                                                      34,543      Hanover Compressor Co. (a)                                768,582
                                                      10,240      Hornbeck Offshore Services, Inc. (a)                      293,376
                                                       6,449      Hydril Co. (a)                                            620,652
                                                      22,746      Input/Output, Inc. (a)                                    313,440
                                                       6,000      Lufkin Industries, Inc.                                   337,080
                                                       6,500      NATCO Group, Inc. Class A (a)                             221,780
                                                      28,320      Newpark Resources, Inc. (a)                               199,656
                                                      17,400      Oil States International, Inc. (a)                        558,366
                                                      34,981      Parker Drilling Co. (a)                                   328,472
                                                      10,200      RPC, Inc.                                                 169,932
                                                       8,900      Sulphco, Inc. (a)(e)                                       30,438
                                                       2,800      Superior Well Services, Inc. (a)                           63,980
                                                         400      T-3 Energy Services, Inc. (a)                               8,048
                                                       5,800      Trico Marine Services, Inc. (a)                           216,108
                                                       2,400      Union Drilling, Inc. (a)                                   34,080
                                                      10,026      Universal Compression Holdings, Inc. (a)                  678,560
                                                       9,957      W-H Energy Services, Inc. (a)                             465,390
                                                                                                                      -------------
                                                                                                                          6,491,792
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.2%                           11,800      Bucyrus International, Inc.                               607,700
                                                       4,000      Cascade Corp. (e)                                         239,240
                                                       5,541      Semitool, Inc. (a)                                         72,033
                                                       4,300      TurboChef Technologies, Inc. (a)(e)                        65,446
                                                                                                                      -------------
                                                                                                                            984,419
-----------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                            1,300      Cavco Industries, Inc. (a)                                 45,435
                                                      28,927      Champion Enterprises, Inc. (a)                            254,558
                                                       3,905      Palm Harbor Homes, Inc. (a)(e)                             55,998
                                                       2,201      Skyline Corp.                                              74,262
                                                                                                                      -------------
                                                                                                                            430,253
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                                  15,259      Federal Signal Corp.                                      236,820
                                                       3,931      Standex International Corp.                               112,073
                                                                                                                      -------------
                                                                                                                            348,893
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &                         7,700      Abaxis, Inc. (a)                                          187,649
Supplies - 2.8%                                        6,000      Abiomed, Inc. (a)(e)                                       81,960
                                                      18,300      Align Technology, Inc. (a)                                290,238
                                                      25,800      American Medical Systems Holdings, Inc. (a)               546,186

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       8,500      AngioDynamics, Inc. (a)                             $     143,565
                                                       6,608      Arrow International, Inc.                                 212,513
                                                       6,100      Bio-Rad Laboratories, Inc. Class A (a)                    426,024
                                                       6,349      Biosite, Inc. (a)                                         533,126
                                                      11,528      CONMED Corp. (a)                                          336,963
                                                      21,800      Cepheid, Inc. (a)                                         258,984
                                                       7,100      Cerus Corp. (a)                                            47,925
                                                       6,700      Conceptus, Inc. (a)                                       134,000
                                                       8,169      Cyberonics, Inc. (a)                                      153,414
                                                       7,100      DJO, Inc. (a)                                             269,090
                                                       7,500      DexCom, Inc. (a)                                           58,950
                                                       4,000      ev3, Inc. (a)(e)                                           78,800
                                                       6,600      FoxHollow Technologies, Inc. (a)                          137,874
                                                       4,200      Hansen Medical, Inc. (a)(e)                                79,380
                                                       7,600      I-Flow Corp. (a)(e)                                       112,024
                                                       5,650      ICU Medical, Inc. (a)                                     221,480
                                                       8,200      IRIS International, Inc. (a)(e)                           114,390
                                                      24,343      Immucor, Inc. (a)                                         716,414
                                                       9,822      Invacare Corp.                                            171,296
                                                      12,840      Inverness Medical Innovations, Inc. (a)                   562,135
                                                      15,800      Kyphon, Inc. (a)                                          713,212
                                                       2,678      Landauer, Inc.                                            135,185
                                                      12,600      LifeCell Corp. (a)                                        314,622
                                                       3,650      Medical Action Industries, Inc. (a)                        87,235
                                                      13,444      Mentor Corp.                                              618,424
                                                       6,700      Meridian Bioscience, Inc.                                 185,992
                                                      11,110      Merit Medical Systems, Inc. (a)                           139,430
                                                       2,000      Northstar Neuroscience, Inc. (a)                           25,600
                                                      12,800      NuVasive, Inc. (a)                                        304,000
                                                      17,059      OraSure Technologies, Inc. (a)                            125,384
                                                      15,598      Owens & Minor, Inc.                                       572,915
                                                      23,473      PSS World Medical, Inc. (a)                               496,219
                                                       6,500      Palomar Medical Technologies, Inc. (a)                    259,675
                                                       9,329      PolyMedica Corp.                                          394,897
                                                       7,015      SonoSite, Inc. (a)                                        198,244
                                                      13,900      Spectranetic Corp. (a)                                    148,730
                                                      10,200      Stereotaxis, Inc. (a)(e)                                  121,380
                                                      22,300      Steris Corp.                                              592,288
                                                       6,183      SurModics, Inc. (a)(e)                                    222,588
                                                      10,400      Symmetry Medical, Inc. (a)                                169,832
                                                      24,100      ThermoGenesis Corp. (a)                                    87,242
                                                      20,347      Thoratec Corp. (a)                                        425,252
                                                      11,460      Ventana Medical Systems, Inc. (a)                         480,174
                                                      10,200      Viasys Healthcare, Inc. (a)                               346,698
                                                       1,524      Vital Signs, Inc.                                          79,218
                                                       3,400      Volcano Corp. (a)                                          61,234

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      11,176      West Pharmaceutical Services, Inc.                  $     518,902
                                                      12,800      Wright Medical Group, Inc. (a)                            285,312
                                                         600      Young Innovations, Inc.                                    16,332
                                                                                                                      -------------
                                                                                                                         14,000,596
-----------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%                                5,100      Air Methods Corp. (a)                                     122,502
                                                      12,500      Magellan Health Services, Inc. (a)                        525,000
                                                      12,471      Option Care, Inc.                                         165,864
                                                      10,897      Parexel International Corp. (a)                           391,965
                                                       7,395      RehabCare Group, Inc. (a)                                 117,359
                                                                                                                      -------------
                                                                                                                          1,322,690
-----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.0%                               1,500      Ampco-Pittsburgh Corp.                                     43,335
                                                       4,300      CIRCOR International, Inc.                                153,510
                                                         300      Compx International, Inc.                                   4,839
                                                       5,100      Dynamic Materials Corp. (a)                               166,668
                                                       9,250      Encore Wire Corp. (e)                                     234,210
                                                       5,800      Insteel Industries, Inc.                                   97,382
                                                      11,226      Kaydon Corp.                                              477,779
                                                       4,600      LB Foster Co. Class A (a)                                  94,806
                                                      10,258      Lone Star Technologies, Inc. (a)                          677,336
                                                      40,460      Mueller Water Products, Inc. Series A                     558,753
                                                       5,765      NN, Inc.                                                   72,005
                                                      12,410      Quanex Corp.                                              525,563
                                                       8,100      RBC Bearings, Inc. (a)                                    270,783
                                                       8,513      RTI International Metals, Inc. (a)                        774,768
                                                      10,093      Ryerson, Inc. (e)                                         399,885
                                                       7,500      Superior Essex, Inc. (a)                                  260,025
                                                       5,658      Valmont Industries, Inc.                                  327,202
                                                                                                                      -------------
                                                                                                                          5,138,849
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.7%                 2,500      AM Castle & Co.                                            73,400
                                                       6,873      AMCOL International Corp.                                 203,784
                                                       7,211      Brush Engineered Materials, Inc. (a)                      349,517
                                                      14,836      Cleveland-Cliffs, Inc.                                    949,652
                                                      12,800      Compass Minerals International, Inc.                      427,520
                                                      31,944      GrafTech International Ltd. (a)                           290,052
                                                      45,700      Hecla Mining Co. (a)                                      414,042
                                                       7,853      Minerals Technologies, Inc.                               488,142
                                                      12,564      Stillwater Mining Co. (a)                                 159,437
                                                                                                                      -------------
                                                                                                                          3,355,546
-----------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing - 0.0%               4,100      MGP Ingredients, Inc.                                      83,517
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business & Consumer                      4,800      Core-Mark Holdings Co., Inc. (a)                          171,264
Discretionary - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples - 0.0%                  7,600      Reddy Ice Holdings, Inc.                                  229,368
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Commodities - 0.2%          10,150      Ceradyne, Inc. (a)                                        555,611
                                                      11,779      Symyx Technologies Inc. (a)                               208,724
                                                       7,489      WD-40 Co.                                                 237,476
                                                                                                                      -------------
                                                                                                                          1,001,811
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing - 0.3%           11,538      Insituform Technologies, Inc. Class A (a)           $     239,875
                                                      10,000      Metal Management, Inc.                                    462,000
                                                       5,455      Rogers Corp. (a)                                          241,929
                                                      28,459      USEC, Inc. (a)                                            462,459
                                                       2,300      Xerium Technologies, Inc.                                  18,446
                                                                                                                      -------------
                                                                                                                          1,424,709
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.2%                28,800      BE Aerospace, Inc. (a)                                    912,960
                                                      11,200      Blount International, Inc. (a)                            139,440
                                                                                                                      -------------
                                                                                                                          1,052,400
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.1%                        7,200      IHS, Inc. Class A (a)                                     295,992
                                                       2,700      iRobot Corp. (a)(e)                                        35,289
                                                                                                                      -------------
                                                                                                                            331,281
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.3%                          4,800      Compass Diversified Trust                                  80,496
                                                      18,471      GenCorp, Inc. (a)(e)                                      255,639
                                                       4,200      GenTek Inc. (a)                                           143,052
                                                       7,594      Kaman Corp. Class A                                       177,016
                                                       8,999      Lancaster Colony Corp.                                    397,666
                                                       6,500      Raven Industries, Inc.                                    182,325
                                                       1,965      Sequa Corp. Class A (a)                                   235,348
                                                                                                                      -------------
                                                                                                                          1,471,542
-----------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment - 0.3%          14,300      ACCO Brands Corp. (a)(h)                                  344,487
                                                      25,100      Herman Miller, Inc.                                       840,599
                                                       8,274      Kimball International, Inc. Class B                       159,523
                                                       9,400      Knoll, Inc.                                               224,002
                                                       9,840      Presstek, Inc. (a)                                         59,532
                                                                                                                      -------------
                                                                                                                          1,628,143
-----------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.2%                               8,854      Atwood Oceanics, Inc. (a)                                 519,641
                                                       3,100      Bois d'Arc Energy, Inc. (a)                                41,013
                                                       8,600      Hercules Offshore, Inc. (a)(e)                            225,836
                                                                                                                      -------------
                                                                                                                            786,490
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.1%                            7,400      ATP Oil & Gas Corp. (a)(e)                                278,240
                                                       5,100      Arena Resources, Inc. (a)                                 255,612
                                                       6,650      Atlas America, Inc. (a)                                   375,658
                                                      19,600      Aurora Oil & Gas Corp. (a)                                 51,156
                                                      13,002      Berry Petroleum Co. Class A                               398,641
                                                       8,800      Bill Barrett Corp. (a)                                    285,208
                                                      19,300      Brigham Exploration Co. (a)                               120,046
                                                       7,000      Bronco Drilling Co., Inc. (a)                             115,990
                                                       5,600      Callon Petroleum Co. (a)                                   75,992
                                                       9,200      Carrizo Oil & Gas, Inc. (a)                               321,632
                                                       2,400      Clayton Williams Energy, Inc. (a)                          68,088
                                                      16,457      Comstock Resources, Inc. (a)                              450,593
                                                       1,800      Delek US Holdings, Inc.                                    34,434
                                                      16,100      EXCO Resources, Inc. (a)                                  266,938
                                                      12,400      Edge Petroleum Corp. (a)(e)                               155,248
                                                      18,800      Encore Acquisition Co. (a)                                454,772
                                                      16,000      Energy Partners Ltd. (a)(e)                               290,400

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      13,400      The Exploration Co. of Delaware, Inc. (a)           $     145,390
                                                      21,900      Gasco Energy, Inc. (a)(e)                                  53,436
                                                       6,500      GeoGlobal Resources, Inc. (a)(e)                           39,715
                                                       6,100      Goodrich Petroleum Corp. (a)                              205,143
                                                      76,543      Grey Wolf, Inc. (a)                                       512,838
                                                       2,000      Gulfport Energy Corp. (a)                                  26,720
                                                      14,500      Harvest Natural Resources, Inc. (a)                       141,230
                                                       9,483      Houston Exploration Co. (a)                               511,608
                                                      23,600      Mariner Energy, Inc. (a)                                  451,468
                                                      10,900      McMoRan Exploration Co. (a)(e)                            149,439
                                                      27,511      Meridian Resource Corp. (a)                                66,301
                                                      15,100      Parallel Petroleum Corp. (a)                              346,545
                                                      53,362      PetroHawk Energy Corp. (a)                                702,778
                                                       6,300      Petroleum Development Corp. (a)                           337,491
                                                      13,000      Petroquest Energy, Inc. (a)                               151,970
                                                      12,300      Pioneer Drilling Co. (a)                                  156,087
                                                       8,900      Quest Resource Corp. (a)                                   81,613
                                                       4,949      Resource America, Inc. Class A                            116,945
                                                      15,700      Rosetta Resources, Inc. (a)                               322,478
                                                       8,578      Stone Energy Corp. (a)                                    254,681
                                                       9,317      Swift Energy Co. (a)                                      389,171
                                                       4,300      Toreador Resources Corp. (a)(e)                            78,045
                                                      20,000      Transmeridian Exploration, Inc. (a)(e)                     57,200
                                                       2,300      Venoco, Inc. (a)                                           41,078
                                                       7,910      VeraSun Energy Corp. (a)(e)                               157,172
                                                      21,800      Warren Resources, Inc. (a)                                284,054
                                                       9,300      Western Refining, Inc.                                    362,886
                                                      12,110      Whiting Petroleum Corp. (a)                               477,255
                                                                                                                      -------------
                                                                                                                         10,619,385
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.2%                       21,400      Delta Petroleum Corp. (a)(e)                              491,130
                                                       3,600      GMX Resources Inc. (a)                                    110,628
                                                       4,600      Giant Industries, Inc. (a)                                347,990
                                                       1,600      Ram Energy Resources, Inc. (a)                              7,408
                                                                                                                      -------------
                                                                                                                            957,156
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International - 0.0%                  21,700      Vaalco Energy, Inc. (a)                                   112,406
-----------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                              16,576      Ferro Corp.                                               358,207
                                                      22,680      H.B. Fuller Co.                                           618,484
                                                       1,693      Kronos Worldwide, Inc.                                     54,870
                                                                                                                      -------------
                                                                                                                          1,031,561
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.5%                                           9,726      Albany International Corp. Class A                        349,552
                                                      21,600      Bowater, Inc. (e)                                         514,512
                                                      10,498      Buckeye Technologies, Inc. (a)                            136,264
                                                       9,974      Caraustar Industries, Inc. (a)                             62,637
                                                       8,892      Chesapeake Corp.                                          134,269
                                                       8,600      Mercer International, Inc.-Sbi (a)                        102,856
                                                       4,700      Neenah Paper, Inc.                                        186,778

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      14,101      P.H. Glatfelter Co.                                 $     210,246
                                                      10,880      Rock-Tenn Co. Class A                                     361,216
                                                      14,242      Wausau Paper Corp.                                        204,515
                                                                                                                      -------------
                                                                                                                          2,262,845
-----------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                                        5,600      The Lamson & Sessions Co. (a)                             155,624
                                                       4,500      PW Eagle, Inc.                                            148,680
                                                      12,354      Spartech Corp.                                            362,466
                                                                                                                      -------------
                                                                                                                            666,770
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental                      7,200      American Ecology Corp.                                    138,312
Services - 0.1%                                        4,300      Basin Water, Inc. (a)(e)                                   29,541
                                                      23,100      Darling International, Inc. (a)                           150,150
                                                      14,546      Headwaters, Inc. (a)                                      317,830
                                                       3,100      Team, Inc. (a)                                            118,265
                                                                                                                      -------------
                                                                                                                            754,098
-----------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%                   10,251      Regal-Beloit Corp.                                        475,441
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.1%                    12,882      Bowne & Co., Inc.                                         202,634
                                                      17,400      Cenveo, Inc. (a)                                          422,820
                                                       6,900      Schawk, Inc.                                              124,959
                                                                                                                      -------------
                                                                                                                            750,413
-----------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.4%                12,457      ATMI, Inc. (a)(h)                                         380,810
                                                      37,800      Axcelis Technologies, Inc. (a)                            288,792
                                                      24,378      Brooks Automation, Inc. (a)                               418,083
                                                      14,556      Cognex Corp.                                              315,428
                                                      40,468      Credence Systems Corp. (a)                                133,949
                                                      14,300      Cymer, Inc. (a)(h)                                        594,165
                                                       6,431      Dionex Corp. (a)                                          438,015
                                                      11,161      Electro Scientific Industries, Inc. (a)                   214,738
                                                      20,800      Emcore Corp. (a)(e)                                       104,000
                                                      44,499      Entegris, Inc. (a)                                        476,139
                                                       7,890      Esterline Technologies Corp. (a)                          324,042
                                                       9,655      FEI Co. (a)                                               348,159
                                                       8,300      Intevac, Inc. (a)                                         218,871
                                                      23,756      Kulicke & Soffa Industries, Inc. (a)                      219,743
                                                      24,503      LTX Corp. (a)                                             149,958
                                                       6,200      MTS Systems Corp.                                         240,808
                                                      20,299      Mattson Technology, Inc. (a)                              184,721
                                                       8,262      Photon Dynamics, Inc. (a)                                 104,184
                                                      12,279      Photronics, Inc. (a)                                      190,938
                                                       5,600      Rofin-Sinar Technologies, Inc. (a)                        331,408
                                                      10,073      Rudolph Technologies, Inc. (a)                            175,673
                                                      10,690      Ultratech, Inc. (a)                                       145,491
                                                      21,113      Varian Semiconductor Equipment Associates, Inc. (a)     1,127,012
                                                                                                                      -------------
                                                                                                                          7,125,127
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.3%                       4,700      Consolidated Graphics, Inc. (a)                           348,035
                                                       2,350      Courier Corp.                                              91,814
                                                       5,940      GateHouse Media, Inc.                                     120,582
                                                       7,982      Martha Stewart Living Omnimedia, Inc. Class A             135,774

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      11,107      Playboy Enterprises, Inc. Class B (a)               $     114,291
                                                      61,100      Primedia, Inc. (a)                                        162,526
                                                       2,800      Private Media Group, Inc. (a)                               6,888
                                                      14,060      Scholastic Corp. (a)                                      437,266
                                                                                                                      -------------
                                                                                                                          1,417,176
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.3%                         33,400      Belo Corp. Class A                                        623,578
                                                      11,900      Journal Communications, Inc. Class A                      156,009
                                                      14,033      Journal Register Co.                                       83,637
                                                      14,700      Lee Enterprises, Inc.                                     441,735
                                                       8,400      Media General, Inc. Class A                               320,544
                                                      29,629      Sun-Times Media Group, Inc.                               146,960
                                                                                                                      -------------
                                                                                                                          1,772,463
-----------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.5%                        15,700      CKX, Inc. (a)                                             174,270
                                                      11,700      Citadel Broadcasting Corp.                                111,267
                                                      17,800      Cox Radio, Inc. Class A (a)                               242,970
                                                      17,000      Cumulus Media, Inc. Class A (a)                           159,460
                                                      15,500      Emmis Communications Corp. Class A                        130,820
                                                      13,100      Entercom Communications Corp.                             369,158
                                                       1,700      Fisher Communications, Inc. (a)                            82,620
                                                      18,200      Gray Television, Inc.                                     189,644
                                                      11,000      Lin TV Corp. Class A (a)                                  174,900
                                                       4,200      Outdoor Channel Holdings, Inc. (a)                         42,924
                                                      24,200      Radio One, Inc. Class D (a)                               156,332
                                                       3,183      Salem Communications Corp. Class A                         39,788
                                                      19,664      Sinclair Broadcast Group, Inc. Class A                    303,809
                                                      14,884      Spanish Broadcasting System, Inc. Class A (a)              59,536
                                                      19,000      Westwood One, Inc.                                        130,530
                                                      10,496      World Wrestling Entertainment, Inc.                       171,085
                                                                                                                      -------------
                                                                                                                          2,539,113
-----------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                              1,900      American Railcar Industries, Inc.                          56,639
                                                       4,700      Freightcar America, Inc.                                  226,399
                                                       5,400      Greenbrier Cos., Inc.                                     144,180
                                                      15,939      Westinghouse Air Brake Technologies Corp.                 549,736
                                                                                                                      -------------
                                                                                                                            976,954
-----------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.2%                                      12,381      Florida East Coast Industries, Inc.                       776,165
                                                      11,475      Genesee & Wyoming, Inc. Class A (a)                       305,350
                                                                                                                      -------------
                                                                                                                          1,081,515
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.1%                                     1,200      AMREP Corp. (e)                                            92,700
                                                       1,800      Avatar Holdings, Inc. (a)(e)                              128,592
                                                       5,500      Bluegreen Corp. (a)                                        62,095
                                                       3,200      California Coastal Communities, Inc.                       64,928
                                                       1,800      Consolidated-Tomoka Land Co.                              135,810
                                                       4,800      Housevalues, Inc. (a)(e)                                   24,288
                                                       4,800      Resource Capital Corp.                                     77,472
                                                       3,115      Tejon Ranch Co. (a)                                       147,340
                                                                                                                      -------------
                                                                                                                            733,225
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 7.0%          12,901      Acadia Realty Trust                                 $     336,329
                                                      12,171      Affordable Residential Communities Inc. (a)               147,642
                                                       3,800      Agree Realty Corp.                                        129,732
                                                         567      Alexander's, Inc. (a)                                     233,434
                                                      10,876      Alexandria Real Estate Equities, Inc.                   1,091,624
                                                       9,550      American Campus Communities, Inc.                         289,270
                                                      41,400      American Financial Realty Trust (h)                       417,312
                                                      17,087      American Home Mortgage Investment Corp. (e)(h)            461,178
                                                      22,200      Anthracite Capital, Inc. (c)(h)                           266,400
                                                      14,400      Anworth Mortgage Asset Corp.                              140,688
                                                       5,500      Arbor Realty Trust, Inc.                                  167,420
                                                      19,000      Ashford Hospitality Trust, Inc. (h)                       226,860
                                                      21,420      BioMed Realty Trust, Inc.                                 563,346
                                                       1,000      CBRE Realty Finance, Inc.                                  13,230
                                                      14,700      Capital Lease Funding, Inc.                               157,437
                                                       2,900      Capital Trust, Inc.                                       132,153
                                                      17,800      Cedar Shopping Centers, Inc.                              288,360
                                                      12,400      Corporate Office Properties Trust (h)                     566,432
                                                      12,200      Cousins Properties, Inc.                                  400,892
                                                      30,500      Crescent Real Estate EQT Co. (h)                          611,830
                                                       4,500      Crystal River Capital, Inc.                               120,780
                                                      56,310      DCT Industrial Trust, Inc.                                666,147
                                                      15,200      Deerfield Triarc Capital Corp.                            227,848
                                                      28,350      DiamondRock Hospitality Co.                               538,650
                                                       7,740      Digital Realty Trust, Inc.                                308,826
                                                       7,427      Eastgroup Properties, Inc.                                379,000
                                                      11,200      Education Realty Trust, Inc.                              165,536
                                                       8,580      Entertainment Properties Trust                            516,945
                                                      17,240      Equity Inns, Inc.                                         282,391
                                                       7,594      Equity Lifestyle Properties, Inc.                         410,152
                                                      11,800      Equity One, Inc.                                          312,700
                                                      17,950      Extra Space Storage, Inc.                                 339,973
                                                      19,770      FelCor Lodging Trust, Inc.                                513,427
                                                      25,600      Fieldstone Investment Corp.                                78,592
                                                      17,000      First Industrial Realty Trust, Inc.                       770,100
                                                      10,200      First Potomac Realty Trust                                291,414
                                                      18,300      Franklin Street Properties Corp.                          350,994
                                                      46,600      Friedman Billings Ramsey Group, Inc. Class A              257,232
                                                      12,590      GMH Communities Trust                                     125,774
                                                       5,200      Getty Realty Corp.                                        149,448
                                                      11,656      Glimcher Realty Trust                                     314,945
                                                       5,150      Gramercy Capital Corp.                                    158,002
                                                      18,300      Healthcare Realty Trust, Inc.                             682,590
                                                      13,600      Hersha Hospitality Trust                                  160,208
                                                      18,500      Highland Hospitality Corp.                                329,300
                                                      20,500      Highwoods Properties, Inc.                                809,545
                                                      13,220      Home Properties, Inc.                                     698,148
                                                      27,900      HomeBanc Corp.                                             97,371

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      34,500      IMPAC Mortgage Holdings, Inc. (e)                   $     172,500
                                                      21,600      Inland Real Estate Corp.                                  396,144
                                                      14,192      Innkeepers USA Trust                                      231,046
                                                      14,800      Investors Real Estate Trust                               156,732
                                                       6,600      JER Investors Trust, Inc.                                 125,532
                                                      30,400      KKR Financial Corp.                                       833,872
                                                       7,740      Kite Realty Group Trust                                   154,413
                                                       6,800      LTC Properties, Inc.                                      176,188
                                                      13,320      LaSalle Hotel Properties                                  617,515
                                                      26,692      Lexington Corporate Properties Trust                      564,002
                                                      25,990      Longview Fibre Co.                                        640,134
                                                      17,200      Luminent Mortgage Capital, Inc.                           153,768
                                                      25,100      MFA Mortgage Investments, Inc.                            193,270
                                                      14,900      Maguire Properties, Inc.                                  529,844
                                                      17,500      Medical Properties Trust, Inc.                            257,075
                                                      14,580      Meruelo Maddux Properties, Inc. (a)                       127,575
                                                       8,929      Mid-America Apartment Communities, Inc.                   502,346
                                                       7,429      National Health Investors, Inc.                           232,825
                                                      22,575      National Retail Properties, Inc.                          546,089
                                                      31,659      Nationwide Health Properties, Inc.                        989,660
                                                      18,900      Newcastle Investment Corp.                                524,097
                                                      22,200      NorthStar Realty Finance Corp.                            337,662
                                                      18,300      NovaStar Financial, Inc. (e)                               91,500
                                                      18,400      Omega Healthcare Investors, Inc.                          315,560
                                                       5,308      PS Business Parks, Inc.                                   374,320
                                                       6,204      Parkway Properties, Inc.                                  324,159
                                                      14,132      Pennsylvania Real Estate Investment Trust                 626,472
                                                      16,386      Post Properties, Inc.                                     749,332
                                                      13,247      Potlatch Corp.                                            606,448
                                                      23,910      RAIT Investment Trust                                     668,045
                                                       7,000      Ramco-Gershenson Properties Trust                         249,970
                                                      33,900      Realty Income Corp.                                       955,980
                                                       6,395      Redwood Trust, Inc.                                       333,691
                                                      12,500      Republic Property Trust                                   143,625
                                                       3,422      Saul Centers, Inc.                                        194,712
                                                      24,514      Senior Housing Properties Trust                           585,885
                                                       6,704      Sovran Self Storage, Inc.                                 371,469
                                                      35,100      Spirit Finance Corp.                                      522,990
                                                      24,900      Strategic Hotel Capital, Inc.                             569,463
                                                       8,043      Sun Communities, Inc.                                     249,494
                                                      22,400      Sunstone Hotel Investors, Inc.                            610,624
                                                       9,922      Tanger Factory Outlet Centers, Inc.                       400,750
                                                       2,875      Tarragon Corp.                                             29,814
                                                      14,370      U-Store-It Trust                                          289,124
                                                       3,927      Universal Health Realty Income Trust                      140,390
                                                       6,700      Urstadt Biddle Properties, Inc. Class A                   131,052

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      17,365      Washington Real Estate Investment Trust             $     649,798
                                                       8,255      Winston Hotels, Inc.                                      124,073
                                                       7,200      Winthrop Realty Trust, Inc.                                47,592
                                                                                                                      -------------
                                                                                                                         35,516,228
-----------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.3%                   5,643      Arctic Cat, Inc.                                          109,982
                                                      20,199      Fleetwood Enterprises, Inc. (a)                           159,774
                                                       2,075      Marine Products Corp.                                      19,858
                                                       8,524      Monaco Coach Corp.                                        135,787
                                                      14,500      Polaris Industries, Inc. (e)                              695,710
                                                      12,490      Winnebago Industries, Inc. (e)                            420,039
                                                                                                                      -------------
                                                                                                                          1,541,150
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial - 0.2%           4,153      Electro Rent Corp. (a)                                     59,803
                                                       4,800      H&E Equipment Services, Inc. (a)                          103,200
                                                       2,300      Interpool, Inc.                                            56,166
                                                       5,900      Marlin Business Services, Inc. (a)                        129,092
                                                       6,510      McGrath RentCorp                                          206,172
                                                      12,500      Williams Scotsman International, Inc. (a)                 245,750
                                                                                                                      -------------
                                                                                                                            800,183
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer - 0.4%            13,893      Aaron Rents, Inc.                                         367,331
                                                       4,000      Amerco, Inc. (a)                                          279,960
                                                       7,895      Dollar Thrifty Automotive Group, Inc. (a)                 402,961
                                                      23,400      Rent-A-Center, Inc. (a)                                   654,732
                                                                                                                      -------------
                                                                                                                          1,704,984
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.9%                                    11,400      AFC Enterprises, Inc. (a)                                 228,570
                                                      28,400      Applebee's International, Inc.                            703,752
                                                       3,800      BJ's Restaurants, Inc. (a)                                 80,294
                                                      13,380      Bob Evans Farms, Inc.                                     494,391
                                                       3,225      Buffalo Wild Wings, Inc. (a)                              205,432
                                                      11,700      CBRL Group, Inc.                                          541,710
                                                      10,750      CEC Entertainment, Inc. (a)                               446,555
                                                      22,000      CKE Restaurants, Inc.                                     414,920
                                                       8,600      California Pizza Kitchen, Inc. (a)                        282,854
                                                       8,200      Chipotle Mexican Grill, Inc. Class B (a)                  470,680
                                                       7,400      Cosi, Inc. (a)                                             41,292
                                                      35,800      Denny's Corp. (a)                                         175,062
                                                      12,050      Domino's Pizza, Inc.                                      391,264
                                                       6,448      IHOP Corp.                                                378,175
                                                      12,518      Jack in the Box, Inc. (a)                                 865,369
                                                      17,400      Krispy Kreme Doughnuts, Inc. (a)(e)                       177,306
                                                       5,496      Landry's Restaurants, Inc.                                162,682
                                                       6,800      Luby's, Inc. (a)                                           66,436
                                                       2,700      McCormick & Schmick's Seafood Restaurants, Inc. (a)        72,387
                                                       1,100      Morton's Restaurant Group, Inc. (a)                        19,569
                                                      10,184      O'Charleys, Inc. (a)                                      196,449
                                                      10,408      P.F. Chang's China Bistro, Inc. (a)(e)                    435,887
                                                       9,896      Papa John's International, Inc. (a)                       290,942
                                                      13,677      Rare Hospitality International, Inc. (a)                  411,541

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       6,900      Red Robin Gourmet Burgers, Inc. (a)                 $     267,858
                                                      19,400      Ruby Tuesday, Inc.                                        554,840
                                                       8,100      Ruth's Chris Steak House, Inc. (a)                        164,916
                                                      27,020      Sonic Corp. (a)                                           602,006
                                                       8,228      The Steak n Shake Co. (a)                                 137,984
                                                      15,800      Texas Roadhouse, Inc. Class A (a)                         225,150
                                                      19,150      Triarc Cos.                                               329,189
                                                                                                                      -------------
                                                                                                                          9,835,462
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 4.2%                                          7,924      1-800-FLOWERS.COM, Inc. Class A (a)                        61,649
                                                      14,300      99 Cents Only Stores (a)                                  210,639
                                                       7,400      AC Moore Arts & Crafts, Inc. (a)                          157,916
                                                      19,750      Aeropostale, Inc. (a)                                     794,542
                                                       5,050      America's Car Mart, Inc. (a)(e)                            67,468
                                                       6,000      Asbury Automotive Group, Inc.                             169,500
                                                       6,700      bebe Stores, Inc.                                         116,446
                                                       9,000      Big 5 Sporting Goods Corp.                                233,280
                                                      41,600      Big Lots, Inc. (a)                                      1,301,248
                                                      72,700      Blockbuster, Inc. Class A (a)(e)                          468,188
                                                       5,800      Blue Nile, Inc. (a)(e)                                    235,828
                                                       3,200      The Bon-Ton Stores, Inc.                                  179,968
                                                       6,600      Books-A-Million, Inc.                                      93,984
                                                      22,600      Borders Group, Inc.                                       461,492
                                                       9,218      Brown Shoe Co., Inc.                                      387,156
                                                       3,973      The Buckle, Inc.                                          141,836
                                                       4,200      Build-A-Bear Workshop, Inc. (a)(e)                        115,374
                                                      13,934      CSK Auto Corp. (a)                                        239,665
                                                       9,500      Cabela's, Inc. Class A (a)                                235,695
                                                       6,150      Cache, Inc. (a)                                           109,162
                                                      12,400      Casual Male Retail Group, Inc. (a)                        146,692
                                                      10,995      The Cato Corp. Class A                                    257,173
                                                      25,834      Central Garden and Pet Co. Class A (a)                    379,760
                                                       6,100      Charlotte Russe Holding, Inc. (a)                         176,107
                                                      40,840      Charming Shoppes, Inc. (a)                                528,878
                                                       7,385      The Children's Place Retail Stores, Inc. (a)              411,788
                                                      13,928      Christopher & Banks Corp.                                 271,178
                                                       1,500      Conn's, Inc. (a)(e)                                        37,125
                                                      10,376      Cost Plus, Inc. (a)(e)                                    103,760
                                                         500      DEB Shops, Inc.                                            13,540
                                                       6,709      dELiA*s, Inc. (a)                                          61,589
                                                      18,090      Dress Barn, Inc. (a)                                      376,453
                                                      18,700      drugstore.com, Inc. (a)                                    48,246
                                                      13,200      Ezcorp, Inc. (a)                                          194,436
                                                       3,900      FTD Group, Inc.                                            64,467
                                                      16,935      Fred's, Inc.                                              248,944
                                                      12,800      GSI Commerce, Inc. (a)                                    289,152
                                                       7,900      Gaiam, Inc. (a)                                           124,346
                                                       9,238      Genesco, Inc. (a)                                         383,654
                                                      17,400      Global Imaging Systems, Inc. (a)                          339,300

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       9,832      Group 1 Automotive, Inc.                            $     391,019
                                                      11,439      Guitar Center, Inc. (a)                                   516,128
                                                      12,158      Gymboree Corp. (a)                                        487,171
                                                      15,581      HOT Topic, Inc. (a)                                       172,949
                                                      13,575      Hibbett Sports, Inc. (a)                                  388,109
                                                      18,098      Insight Enterprises, Inc. (a)                             325,402
                                                       9,705      Jo-Ann Stores, Inc. (a)                                   264,461
                                                       7,333      Jos. A. Bank Clothiers, Inc. (a)                          259,222
                                                       1,288      Lawson Products, Inc.                                      48,789
                                                       5,500      Lithia Motors, Inc. Class A                               150,755
                                                       6,700      MarineMax, Inc. (a)                                       155,306
                                                      17,300      Men's Wearhouse, Inc.                                     813,965
                                                       5,700      New York & Co. (a)                                         90,003
                                                       4,800      Overstock.com, Inc. (a)                                    79,680
                                                      21,410      PEP Boys-Manny, Moe & Jack                                408,717
                                                      27,600      Pacific Sunwear of California, Inc. (a)                   574,908
                                                       8,800      The Pantry, Inc. (a)                                      397,936
                                                      22,600      Payless Shoesource, Inc. (a)                              750,320
                                                       8,200      PetMed Express, Inc. (a)                                   97,170
                                                      27,599      Pier 1 Imports, Inc.                                      190,709
                                                       9,316      Priceline.com, Inc. (a)                                   496,170
                                                       1,000      PriceSmart, Inc.                                           15,360
                                                      13,300      Restoration Hardware, Inc. (a)                             87,248
                                                       6,700      Retail Ventures, Inc. (a)                                 141,035
                                                       8,800      Rush Enterprises, Inc. Class A (a)                        169,048
                                                       3,747      Russ Berrie & Co., Inc. (a)                                52,833
                                                       8,554      School Specialty, Inc. (a)                                308,885
                                                       9,200      Sonic Automotive, Inc.                                    262,200
                                                      13,650      Stage Stores, Inc.                                        318,182
                                                       8,803      Stamps.com, Inc. (a)                                      126,499
                                                       7,824      Stein Mart, Inc.                                          127,688
                                                         200      Syms Corp. (a)                                              3,730
                                                       2,000      Systemax, Inc. (e)                                         37,460
                                                       7,300      Talbots, Inc.                                             172,426
                                                      10,390      Tuesday Morning Corp.                                     154,188
                                                      11,166      Tween Brands, Inc. (a)                                    398,850
                                                      16,380      United Natural Foods, Inc. (a)                            501,883
                                                       9,856      ValueVision Media, Inc. Class A (a)                       121,820
                                                       3,900      Volcom, Inc. (a)                                          134,004
                                                      28,500      The Wet Seal, Inc. Class A (a)                            186,675
                                                      15,500      Zale Corp. (a)                                            408,890
                                                       5,900      Zumiez, Inc. (a)                                          236,708
                                                                                                                      -------------
                                                                                                                         21,262,125
-----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.8%                                  6,237      Anchor Bancorp Wisconsin, Inc.                            176,819
                                                       8,750      BFC Financial Corp. (a)                                    38,500
                                                      23,438      Bank Mutual Corp.                                         266,490
                                                      18,142      BankAtlantic Bancorp, Inc. Class A                        198,836
                                                      13,273      BankUnited Financial Corp. Class A                        281,520

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       4,500      Berkshire Hills Bancorp, Inc.                       $     151,425
                                                      24,887      Brookline Bancorp, Inc.                                   315,318
                                                       1,500      Citizens First Bancorp, Inc.                               34,170
                                                       4,842      Coastal Financial Corp.                                    75,535
                                                       9,549      Dime Community Bancshares, Inc.                           126,333
                                                       8,200      Downey Financial Corp.                                    529,228
                                                       3,826      First Financial Holdings, Inc.                            132,380
                                                       6,700      First Indiana Corp.                                       146,395
                                                      43,053      First Niagara Financial Group, Inc.                       598,867
                                                       4,000      First Place Financial Corp.                                85,800
                                                       9,950      First Republic Bank                                       534,315
                                                       6,700      FirstFed Financial Corp. (a)(e)                           380,761
                                                      11,250      Flagstar Bancorp, Inc.                                    134,437
                                                       7,875      Flushing Financial Corp.                                  127,811
                                                       2,978      Great Southern Bancorp, Inc.                               87,196
                                                       3,750      Horizon Financial Corp.                                    82,800
                                                       3,050      IBERIABANK Corp.                                          169,763
                                                       1,800      ITLA Capital Corp.                                         93,636
                                                       9,100      KNBT Bancorp, Inc.                                        134,134
                                                       6,600      Kearny Financial Corp.                                     94,908
                                                      13,160      MAF Bancorp, Inc.                                         544,034
                                                         300      NASB Financial, Inc.                                       10,395
                                                      20,811      NetBank, Inc.                                              45,992
                                                      37,600      NewAlliance Bancshares, Inc.                              609,496
                                                       4,867      Northwest Bancorp, Inc.                                   131,847
                                                       5,896      OceanFirst Financial Corp.                                102,296
                                                      13,965      Ocwen Financial Corp. (a)                                 179,730
                                                       8,211      PFF Bancorp, Inc.                                         249,040
                                                      14,228      Partners Trust Financial Group, Inc.                      162,626
                                                      23,958      Provident Financial Services, Inc.                        418,067
                                                      12,689      Provident New York Bancorp                                179,549
                                                       3,200      Rockville Financial, Inc.                                  48,096
                                                         400      Roma Financial Corp. (a)                                    6,200
                                                      19,043      Sterling Financial Corp.                                  593,951
                                                       8,300      TierOne Corp.                                             224,432
                                                       8,561      United Community Financial Corp.                           94,599
                                                       1,400      ViewPoint Financial Group                                  24,290
                                                      34,533      W Holding Co., Inc.                                       172,665
                                                       9,112      Westfield Financial, Inc.                                  97,681
                                                       7,770      Willow Grove Bancorp, Inc.                                100,233
                                                                                                                      -------------
                                                                                                                          8,992,596
-----------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%               12,835      Newport Corp. (a)                                         210,109
                                                      11,835      Varian, Inc. (a)                                          689,507
                                                                                                                      -------------
                                                                                                                            899,616
-----------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.4%                16,545      CharterMac                                                320,146
                                                       4,900      GFI Group, Inc. (a)                                       333,053
                                                       4,200      Gladstone Investment Corp.                                 62,454
                                                       1,500      KBW, Inc. (a)                                              52,140

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      35,000      Knight Capital Group, Inc. Class A (a)(h)           $     554,400
                                                      16,800      LaBranche & Co., Inc. (a)                                 137,088
                                                      13,800      MarketAxess Holdings, Inc. (a)                            231,012
                                                       6,600      optionsXpress Holdings, Inc.                              155,364
                                                       3,900      Penson Worldwide, Inc. (a)                                117,741
                                                       7,506      SWS Group, Inc.                                           186,224
                                                       4,000      Thomas Weisel Partners Group, Inc. (a)                     76,080
                                                                                                                      -------------
                                                                                                                          2,225,702
-----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.6%                           16,170      ABM Industries, Inc. (h)                                  426,726
                                                      13,205      AMN Healthcare Services, Inc. (a)                         298,697
                                                       7,361      Administaff, Inc.                                         259,107
                                                       7,300      The Advisory Board Co. (a)                                369,526
                                                       8,800      Ambassadors Group, Inc.                                   292,512
                                                       1,700      Ambassadors International, Inc.                            78,438
                                                       1,000      Barrett Business Services                                  23,050
                                                      24,253      CBIZ, Inc. (a)                                            172,196
                                                       6,001      CDI Corp.                                                 173,549
                                                       4,900      CRA International, Inc. (a)                               255,682
                                                       6,978      Casella Waste Systems, Inc. (a)                            68,105
                                                       2,800      Central Parking Corp.                                      62,104
                                                       8,672      Chemed Corp.                                              424,581
                                                       6,850      CoStar Group, Inc. (a)                                    306,058
                                                       6,600      Coinmach Service Corp. Class A                             70,026
                                                      10,992      Coinstar, Inc. (a)                                        344,050
                                                       3,900      Cornell Cos., Inc. (a)                                     78,858
                                                      13,400      Cross Country Healthcare, Inc. (a)                        244,282
                                                       9,800      Diamond Management & Technology Consultants, Inc.         114,562
                                                       7,100      DynCorp. International, Inc. (a)                          107,139
                                                       7,704      Exponent, Inc. (a)                                        153,695
                                                      13,041      FTI Consulting, Inc. (a)                                  438,047
                                                       3,800      First Advantage Corp. Class A (a)                          91,086
                                                      10,000      First Consulting Group, Inc. (a)                           91,000
                                                       4,481      Forrester Research, Inc. (a)                              127,081
                                                       6,777      G&K Services, Inc. Class A                                245,870
                                                       7,650      The Geo Group, Inc. (a)                                   346,698
                                                      11,100      Gevity HR, Inc.                                           219,114
                                                      24,300      Harris Interactive, Inc. (a)                              146,529
                                                       7,458      Heidrick & Struggles International, Inc. (a)              361,340
                                                      15,800      Home Solutions of America, Inc. (a)(e)                     75,050
                                                      10,400      Hudson Highland Group, Inc. (a)                           162,136
                                                       1,300      ICT Group, Inc. (a)                                        22,750
                                                      35,900      IKON Office Solutions, Inc.                               515,883
                                                      12,400      Jackson Hewitt Tax Service, Inc.                          399,032
                                                       6,768      Kelly Services, Inc. Class A                              217,930
                                                       6,300      Kenexa Corp. (a)                                          196,119
                                                      11,700      Kforce, Inc. (a)                                          161,109
                                                       8,100      The Knot, Inc. (a)                                        174,393
                                                      16,868      Korn/Ferry International (a)                              386,952

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      17,322      Labor Ready, Inc. (a)                               $     328,945
                                                      11,700      Lightbridge, Inc. (a)                                     205,569
                                                       4,300      Liquidity Services, Inc. (a)                               72,842
                                                       8,704      MAXIMUS, Inc.                                             300,114
                                                      33,905      MPS Group, Inc. (a)                                       479,756
                                                       4,942      Midas, Inc. (a)                                           106,599
                                                       5,100      Monro Muffler, Inc.                                       179,010
                                                      13,523      Navigant Consulting, Inc. (a)                             267,214
                                                      16,900      Net 1 UEPS Technologies, Inc. (a)                         420,472
                                                       4,117      NetRatings, Inc. (a)                                       85,634
                                                      14,700      On Assignment, Inc. (a)                                   182,427
                                                      17,364      PHH Corp. (a)                                             530,644
                                                      10,900      People Support, Inc. (a)                                  124,805
                                                       7,800      Perficient, Inc. (a)                                      154,284
                                                       4,260      Pre-Paid Legal Services, Inc. (a)(e)                      213,469
                                                       5,700      The Providence Service Corp. (a)                          135,204
                                                      15,100      Regis Corp.                                               609,587
                                                      17,532      Resources Connection, Inc. (a)                            560,849
                                                       9,402      Rollins, Inc.                                             216,340
                                                      13,800      Sirva, Inc. (a)                                            49,266
                                                      14,200      Source Interlink Cos., Inc. (a)                            95,282
                                                      18,229      Spherion Corp. (a)                                        160,780
                                                         900      Standard Parking Corp. (a)                                 31,833
                                                       5,940      Startek, Inc.                                              58,153
                                                      28,900      Synagro Technologies, Inc.                                164,730
                                                      10,889      TeleTech Holdings, Inc. (a)                               399,517
                                                      20,331      Tetra Tech, Inc. (a)                                      387,509
                                                       1,700      Travelzoo, Inc. (a)                                        62,509
                                                       4,400      Unifirst Corp.                                            168,828
                                                       3,600      Vertrue, Inc. (a)                                         173,196
                                                       6,800      Viad Corp.                                                262,480
                                                       5,038      Volt Information Sciences, Inc. (a)                       131,945
                                                      25,427      Waste Connections, Inc. (a)                               761,284
                                                       1,300      Waste Industries USA, Inc.                                 35,711
                                                       9,733      Waste Services, Inc. (a)                                   96,746
                                                      14,115      Watson Wyatt Worldwide, Inc.                              686,695
                                                      18,113      Wireless Facilities, Inc. (a)                              23,547
                                                       9,900      World Fuel Services Corp.                                 457,974
                                                                                                                      -------------
                                                                                                                         18,082,811
-----------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.2%                                       20,800      American Commercial Lines, Inc. (a)(h)                    654,160
                                                       7,400      Gulfmark Offshore, Inc. (a)                               323,010
                                                       4,300      Horizon  Lines, Inc. Class A                              141,126
                                                      10,700      Star Maritime Acquisition Corp. (a)                       109,675
                                                                                                                      -------------
                                                                                                                          1,227,971
-----------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.7%                                           4,200      CROCS, Inc. (a)                                           198,450
                                                       6,500      DSW, Inc. Class A (a)                                     274,365
                                                       4,400      Deckers Outdoor Corp. (a)                                 312,488
                                                      13,566      The Finish Line, Inc. Class A                             170,932

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      15,600      Iconix Brand Group, Inc. (a)                        $     318,240
                                                      10,596      K-Swiss, Inc. Class A                                     286,304
                                                       4,992      Kenneth Cole Productions, Inc. Class A                    128,145
                                                       4,100      Shoe Carnival, Inc. (a)                                   136,530
                                                       4,655      Skechers U.S.A., Inc. Class A (a)                         156,268
                                                       8,268      Steven Madden Ltd.                                        241,426
                                                      11,635      Stride Rite Corp.                                         179,063
                                                      16,200      Timberland Co. Class A (a)                                421,686
                                                         600      Weyco Group, Inc.                                          15,588
                                                      18,208      Wolverine World Wide, Inc.                                520,203
                                                                                                                      -------------
                                                                                                                          3,359,688
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.6%                                          37,927      AK Steel Holding Corp. (a)(h)                             887,113
                                                      17,090      Chaparral Steel Co.                                       994,125
                                                       7,534      Gibraltar Industries, Inc.                                170,419
                                                       4,100      Olympic Steel, Inc.                                       127,059
                                                       9,050      Schnitzer Steel Industries, Inc. Class A                  363,539
                                                       5,200      Steel Technologies, Inc.                                  153,816
                                                       3,600      Wheeling-Pittsburgh Corp. (a)                              85,284
                                                      28,100      Worthington Industries, Inc. (e)                          578,298
                                                                                                                      -------------
                                                                                                                          3,359,653
-----------------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                                           4,900      Imperial Sugar Co. New Shares (e)                         164,297
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 1.0%                   53,000      Andrew Corp. (a)                                          561,270
                                                      40,300      Arris Group, Inc. (a)                                     567,424
                                                       5,285      Audiovox Corp. Class A (a)                                 77,848
                                                      15,161      Belden CDT, Inc.                                          812,478
                                                      17,934      C-COR, Inc. (a)                                           248,565
                                                       5,300      CalAmp Corp. (a)                                           45,739
                                                      18,100      Interdigital Communications Corp. (a)                     573,227
                                                      11,900      Mastec, Inc. (a)                                          131,019
                                                      15,199      Plantronics, Inc.                                         359,000
                                                      32,400      Polycom, Inc. (a)                                       1,079,892
                                                      50,877      Powerwave Technologies, Inc. (a)                          289,490
                                                       8,100      Radyne Corp. (a)                                           73,872
                                                      19,000      Symmetricom, Inc. (a)                                     157,700
                                                                                                                      -------------
                                                                                                                          4,977,524
-----------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                               15,121      Interface, Inc. Class A                                   241,785
-----------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 1.1%                 18,700      Carter's, Inc. (a)                                        473,858
                                                       2,500      Cherokee, Inc.                                            107,650
                                                       5,400      Columbia Sportswear Co.                                   336,474
                                                      15,370      Guess?, Inc.                                              622,331
                                                       6,400      Hartmarx Corp. (a)                                         47,360
                                                       7,970      J. Crew Group, Inc. (a)                                   320,155
                                                       7,482      Kellwood Co.                                              219,447
                                                       6,500      Maidenform Brands, Inc. (a)                               149,955
                                                       4,842      Oxford Industries, Inc.                                   239,388
                                                       5,550      Perry Ellis International, Inc. (a)                       177,545
                                                      20,454      Phillips-Van Heusen Corp.                               1,202,695

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      40,100      Quiksilver, Inc. (a)                                $     465,160
                                                       6,100      True Religion Apparel, Inc. (a)(e)                         99,064
                                                       7,900      Under Armour, Inc. Class A (a)                            405,270
                                                      18,100      The Warnaco Group, Inc. (a)                               514,040
                                                                                                                      -------------
                                                                                                                          5,380,392
-----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                                  3,574      Bandag, Inc.                                              181,166
                                                      23,800      Cooper Tire & Rubber Co.                                  435,302
                                                       4,700      Titan International, Inc.                                 119,051
                                                                                                                      -------------
                                                                                                                            735,519
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                                        37,855      Alliance One International, Inc. (a)(h)                   349,402
                                                       4,920      Schweitzer-Mauduit International, Inc.                    122,262
                                                       9,956      Universal Corp.                                           610,801
                                                      15,733      Vector Group Ltd. (e)                                     294,364
                                                                                                                      -------------
                                                                                                                          1,376,829
-----------------------------------------------------------------------------------------------------------------------------------
Toys - 0.2%                                           10,730      Jakks Pacific, Inc. (a)                                   256,447
                                                      10,800      Leapfrog Enterprises, Inc. (a)                            115,560
                                                      17,400      Marvel Entertainment, Inc. (a)                            482,850
                                                                                                                      -------------
                                                                                                                            854,857
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%                   10,600      Celadon Group, Inc. (a)                                   177,020
                                                       2,100      Dynamex, Inc. (a)                                          53,424
                                                      12,800      HUB Group, Inc. Class A (a)                               371,072
                                                      14,900      Pacer International, Inc.                                 401,406
                                                       4,100      U.S. Xpress Enterprises, Inc. Class A (a)                  70,766
                                                                                                                      -------------
                                                                                                                          1,073,688
-----------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.5%                                       10,341      Arkansas Best Corp.                                       367,623
                                                      12,732      Forward Air Corp.                                         418,628
                                                      19,173      Heartland Express, Inc.                                   304,467
                                                      17,662      Knight Transportation, Inc.                               314,737
                                                       4,450      Marten Transport Ltd. (a)                                  70,666
                                                       9,425      Old Dominion Freight Line, Inc. (a)                       271,534
                                                       1,100      P.A.M. Transportation Services, Inc. (a)                   22,682
                                                         100      Patriot Transportation Holding, Inc. (a)                    8,961
                                                       1,000      Quality Distribution, Inc. (a)                              8,650
                                                       5,981      Saia, Inc. (a)                                            142,049
                                                       4,100      USA Truck, Inc. (a)                                        63,714
                                                       1,700      Universal Truckload Services, Inc. (a)                     41,157
                                                      21,000      Werner Enterprises, Inc.                                  381,570
                                                                                                                      -------------
                                                                                                                          2,416,438
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%                    24,500      Mediacom Communications Corp. Class A (a)                 199,430
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.6%                           9,166      Allete, Inc.                                              427,319
                                                      16,575      Avista Corp.                                              401,612
                                                      12,700      Black Hills Corp.                                         466,979
                                                       4,989      CH Energy Group, Inc.                                     242,914
                                                      21,967      Cleco Corp.                                               567,408
                                                      30,040      Duquesne Light Holdings, Inc.                             594,492
                                                      19,008      El Paso Electric Co. (a)                                  500,861
                                                       8,668      The Empire District Electric Co.                          214,966

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      16,700      IDACORP, Inc.                                       $     565,128
                                                       7,100      ITC Holdings Corp.                                        307,359
                                                       6,145      MGE Energy, Inc.                                          217,902
                                                      11,300      NorthWestern Corp.                                        400,359
                                                       9,186      Otter Tail Corp.                                          314,529
                                                      28,500      PNM Resources, Inc.                                       920,550
                                                       4,100      Pike Electric Corp. (a)                                    74,128
                                                      10,500      Portland General Electric Co.                             306,600
                                                      10,167      UIL Holdings Corp.                                        352,795
                                                      13,783      Unisource Energy Corp.                                    517,552
                                                      32,200      Westar Energy, Inc.                                       886,144
                                                                                                                      -------------
                                                                                                                          8,279,597
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.9%                     5,322      Cascade Natural Gas Corp.                                 140,235
                                                       2,200      EnergySouth, Inc.                                          92,246
                                                       6,048      The Laclede Group, Inc.                                   187,972
                                                      10,974      New Jersey Resources Corp.                                549,249
                                                      16,800      Nicor, Inc.                                               813,456
                                                      10,899      Northwest Natural Gas Co.                                 497,757
                                                      25,400      Piedmont Natural Gas Co.                                  670,052
                                                      11,632      South Jersey Industries, Inc.                             442,598
                                                      13,090      Southwest Gas Corp.                                       508,808
                                                      17,500      WGL Holdings, Inc.                                        559,650
                                                                                                                      -------------
                                                                                                                          4,462,023
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                       122,100     Aquila, Inc. (a)                                          510,378
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.2%                  17,700      Alaska Communications Systems Group, Inc.                 261,075
                                                       1,000      Atlantic Tele-Network, Inc.                                26,130
                                                       8,155      CT Communications, Inc.                                   196,535
                                                       5,626      Centennial Communications Corp. (a)                        46,302
                                                      94,800      Cincinnati Bell, Inc. (a)                                 445,560
                                                           1      Citizens Communications Co.                                    11
                                                       7,200      Consolidated Communications Holdings, Inc.                143,208
                                                      52,500      Dobson Communications Corp. Class A (a)                   450,450
                                                       1,900      Eschelon Telecom, Inc. (a)                                 54,910
                                                      10,400      FairPoint Communications, Inc.                            199,784
                                                      39,050      FiberTower Corp. (a)(e)                                   202,669
                                                      16,939      General Communication, Inc. Class A (a)                   237,146
                                                       4,200      Globalstar, Inc. (a)(e)                                    44,520
                                                       8,392      Golden Telecom, Inc. (f)                                  464,749
                                                      19,100      IDT Corp. Class B                                         216,785
                                                      13,600      Iowa Telecommunications Services, Inc.                    272,000
                                                       6,200      iPCS, Inc. (a)                                            303,738
                                                       6,900      NTELOS Holdings Corp.                                     132,618
                                                       4,121      North Pittsburgh Systems, Inc.                             89,714
                                                       1,200      ORBCOMM, Inc. (a)                                          15,300
                                                      24,620      PAETEC Holding Corp. (a)                                  258,018
                                                      28,300      Premiere Global Services, Inc. (a)                        317,526
                                                       8,500      RCN Corp. (a)                                             217,175

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       1,700      Shenandoah Telecom Co.                              $      80,053
                                                       4,600      SureWest Communications                                   114,402
                                                      49,200      Time Warner Telecom, Inc. Class A (a)                   1,021,884
                                                      10,420      USA Mobility, Inc.                                        207,671
                                                                                                                      -------------
                                                                                                                          6,019,933
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                                5,485      American States Water Co.                                 202,232
                                                       6,596      California Water Service Group                            252,759
                                                       4,248      SJW Corp.                                                 171,959
                                                      11,383      Southwest Water Co. (e)                                   164,143
                                                                                                                      -------------
                                                                                                                            791,093
-----------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.1%                12,525      Central European Distribution Corp. (a)                   364,603
-----------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                                    20,230      Brightpoint, Inc. (a)                                     231,431
                                                       4,100      Houston Wire & Cable Co. (a)(e)                           114,882
                                                      13,900      LKQ Corp. (a)                                             303,854
                                                         900      MWI Veterinary Supply, Inc. (a)                            29,700
                                                       9,100      Prestige Brands Holdings, Inc. (a)                        107,835
                                                      12,069      United Stationers, Inc. (a)                               723,174
                                                                                                                      -------------
                                                                                                                          1,510,876
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks
                                                                  (Cost - $371,015,935) - 94.8%                         481,883,399
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                      169,590     iShares Russell 2000 Index Fund (e)                    13,475,621
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Exchange-Traded Funds
                                                                  (Cost - $12,334,264) - 2.6%                            13,475,621
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.0%                 4,400      Gladstone Capital Corp. (e)                               104,192
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Mutual Funds (Cost - $92,876) - 0.0%                104,192
-----------------------------------------------------------------------------------------------------------------------------------

                                                  Beneficial
                                                    Interest     Other Interests (b)
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 0.0%                    $         500      PetroCorp Incorporated (Escrow Shares)                          0
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Other Interests (Cost - $0) - 0.0%                        0
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                  35,057,418      BlackRock Liquidity Series, LLC
                                                                  Cash Sweep Series, 5.26% (c)(g)                        35,057,418
                                                  43,053,610      BlackRock Liquidity Series, LLC
                                                                  Money Market Series, 5.33% (c)(d)(g)                   43,053,610
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Short-Term Securities
                                                                  (Cost - $78,111,028) - 15.4%                           78,111,028
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Investments (Cost - $461,554,103*) - 112.8%     573,574,240

                                                                  Liabilities in Excess of Other Assets - (12.8%)       (65,205,653)
                                                                                                                      -------------
                                                                  Net Assets - 100.0%                                 $ 508,368,587
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 466,687,675
                                                                  =============
      Gross unrealized appreciation                               $ 129,806,888
      Gross unrealized depreciation                                 (22,920,323)
                                                                  -------------
      Net unrealized appreciation                                 $ 106,886,565
                                                                  =============

Master Small Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

(a)   Non-income producing security.
(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------------------------
                                                                    Sale         Realized            Interest/
      Affiliate                               Purchase Cost         Cost           Gain          Dividend Income
      ----------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                             --          $73,755,532 *        --            $ 888,909
      BlackRock Liquidity Series, LLC
      Money Market Series                      $8,887,130**           --             --            $ 105,782
      Anthracite Capital, Inc.                      --                --             --            $   6,438
      ----------------------------------------------------------------------------------------------------------

*     Represents net sale cost.
**    Represents net purchase cost.
(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
(f)   Depositary receipts.
(g)   Represents the current yield as of March 31, 2007.
(h)   Security held as collateral in connection with open future contracts.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of March 31, 2007, were as follows:

      --------------------------------------------------------------------------
      Number of                         Expiration       Face        Unrealized
      Contracts           Issue            Date         Value       Appreciation
      --------------------------------------------------------------------------
         91        Russell 2000 Index   June 2007    $ 35,615,660    $ 1,148,340
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - ExhibitsThere were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock SmallCap Index Fund of BlackRock Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock SmallCap Index Fund of BlackRock Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock SmallCap Index Fund of BlackRock Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Date: May 21, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock SmallCap Index Fund of BlackRock Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Date: May 21, 2007